Fair value measurement	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Fair Value Measurement Explanatory
Note 21

Fair value measurement
a) Valuation principles
All

financial

and non-financial

assets

and liabilities

measured

or
disclosed at fair value are categorized into one of three

fair value
hierarchy levels

in accordance

with IFRS.

The fair

value hierarchy
is based on the

transparency of inputs to

the valuation of an

asset
or liability as

of the measurement

date. In certain

cases, the inputs
used to

measure fair

value may fall

within different

levels of

the
fair

value

hierarchy.

For

disclosure

purposes,

the

level

in

the
hierarchy within which an

instrument is classified in its entirety

is
based on the lowest level input

that is significant to the position’s
fair value measurement:
–

Level 1

–

quoted

prices

(unadjusted)

in

active

markets

for
identical assets and liabilities;
–

Level 2 –

valuation techniques

for which

all significant

inputs
are, or are based on, observable market data; or
–

Level 3 – valuation techniques

for which significant inputs are
not based on observable market data.
Fair

values

are

determined

using

quoted

prices

in

active
markets for

identical assets

or liabilities,

where available.

Where
the

market

for

a

financial

instrument

or

non-financial

asset

or
liability

is

not

active,

fair

value

is

established

using

a

valuation
technique, including

pricing models.

Valuation adjustments

may
be made to

allow for additional

factors, including model,

liquidity,
credit and funding

risks, which are

not explicitly captured

within
the

valuation

technique,

but

which

would

nevertheless

be
considered by market participants when establishing

a price. The
limitations

inherent

in

a

particular

valuation

technique

are
considered in the determination

of the classification of

an asset or
liability

within

the

fair

value

hierarchy.

Generally,

the

unit

of
account

for

a

financial

instrument

is

the

individual

instrument,
and UBS applies

valuation adjustments at

an individual instrument
level,

consistent

with

that

unit

of

account.

However,

if

certain
conditions are met, UBS may estimate the fair value

of a portfolio
of

financial

assets

and

liabilities

with

substantially

similar

and
offsetting risk exposures on the basis of the net open risks.
›
Refer to Note 21d for more information
b) Valuation governance
UBS’s fair value measurement and model governance framework
includes numerous controls and other procedural safeguards that are intended to

maximize the quality of

fair value measurements
reported in the financial statements. New products and valuation techniques must

be reviewed

and approved

by key

stakeholders
from the risk and finance control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value is with the business divisions.
Fair

value

estimates

are

validated

by

the

risk

and

finance
control

functions,

which

are

independent

of

the

business
divisions. Independent

price verification

is performed

by Finance
through benchmarking the business divisions’

fair value estimates
with observable market prices

and other independent sources.

A
governance

framework

and

associated

controls

are

in

place

in
order to monitor

the quality of third

-party pricing sources

where
used.

For

instruments

where

valuation

models

are

used

to
determine

fair

value,

independent

valuation

and

model

control
groups within Finance and Risk

Control evaluate UBS’s models on
a regular basis,

including valuation and

model input parameters,
as well as pricing. As a result of the

valuation controls employed,
valuation

adjustments

may

be

made

to

the

business

divisions’
estimates of fair value to

align with independent market

data and
the relevant accounting standard.
›
Refer to Note 21d for more information
c) Fair value hierarchy
The table below provides

the fair value hierarchy

classification of
financial and

non-financial assets

and liabilities

measured at

fair
value.

The

narrative

that

follows describes

valuation

techniques
used

in

measuring

their

fair

value

of

different

product

types
(including significant valuation

inputs and assumptions

used), and
the

factors

considered

in

determining

their

classification

within
the fair value hierarchy.
Determination of fair values from quoted market

prices or valuation techniques
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 113,697 14,825 2,299 130,821 107,507 15,553 2,337 125,397
of which:
Equity instruments 97,958 1,090 149 99,197 90,307 1,101 171 91,579
Government bills / bonds
7,135 1,351 10 8,496 9,028 2,207 10 11,245
Investment fund units 7,843 1,364 21 9,229 7,374 1,794 23 9,192
Corporate and municipal bonds 708 7,604 556 8,868 789 8,356 817 9,961
Loans 0 3,099 1,443 4,542 0 1,860 1,134 2,995
Asset-backed securities 53 317 120 489 8 236 181 425
Derivative financial instruments 522 116,479 1,140 118,142 795 157,068 1,754 159,617
of which:
Foreign exchange contracts 255 53,043 7 53,305 319 68,424 5 68,749
Interest rate contracts 0 32,747 494 33,241 0 50,353 537 50,890
Equity / index contracts 0 27,861 384 28,245 0 33,990 853 34,842
Credit derivative contracts 0 1,179 236 1,414 0 2,008 350 2,358
Commodity contracts 0 1,590 16 1,606 0 2,211 6 2,217
Brokerage receivables 0 21,839 0 21,839 0 24,659 0 24,659
Financial assets at fair value not held for trading
2
27,278 28,622 4,180 60,080 40,986 35,435 3,942 80,364
of which:
Financial assets for unit-linked investment contracts 21,110 187 6 21,303 20,628 101 2 20,731
Corporate and municipal bonds 123 13,937 306 14,366 290 16,957 372 17,619
Government bills / bonds 5,624 3,236 0 8,860 19,704 3,593 0 23,297
Loans 0 4,982 892 5,874 0 7,699 862 8,561
Securities financing transactions 0 5,704 100 5,804 0 6,629 122 6,751
Auction rate securities 0 0 1,585 1,585 0 0 1,527 1,527
Investment fund units 338 574 117 1,028 278 447 105 831
Equity instruments 83 2 681 765 86 0 544 631
Other 0 0 495 495 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
2
2,704 6,140 0 8,844 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 4,849 0 4,849 0 6,624 0 6,624
Government bills / bonds 2,658 27 0 2,686 1,103 47 0 1,150
Corporate and municipal bonds 45 1,265 0 1,310 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,258 0 0 5,258 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
3
0 0 26 26 0 1 245 246
Total assets measured at fair value 149,459 187,905 7,645 345,010 156,696 239,831 8,278 404,805
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 25,413 6,170 105 31,688 26,888 6,652 55 33,595 of which:
Equity instruments 18,328 513 83 18,924 22,519 425 40 22,985
Corporate and municipal bonds
30 4,219 17 4,266 31 4,048 9 4,089
Government bills / bonds 5,883 826 0 6,709 3,642 1,036 0 4,678
Investment fund units 1,172 555 6 1,733 696 1,127 5 1,828
Derivative financial instruments 509 118,558 2,242 121,309 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 258 53,800 21 54,078 316 70,149 61 70,527
Interest rate contracts 0 28,398 278 28,675 0 43,389 527 43,916
Equity / index contracts 0 33,438 1,511 34,949 0 38,870 2,306 41,176
Credit derivative contracts 0 1,412 341 1,753 0 2,403 528 2,931
Commodity contracts 0 1,503 63 1,566 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 44,045 0 44,045 0 38,742 0 38,742
Debt issued designated at fair value
2
0 59,606 14,194 73,799 0 50,273 10,970 61,243
Other financial liabilities designated at fair value
2
0 29,258 816 30,074 0 29,671 716 30,387
of which:
Financial liabilities related to unit-linked investment contracts 0 21,466 0 21,466 0 20,975 0 20,975
Securities financing transactions 0 6,375 2 6,377 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,334 794 2,128 0 1,363 697 2,060
Total liabilities measured at fair value 25,922 257,637 17,357 300,916 27,635 282,222 15,212 325,069
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 As of 31 December 2021, USD 17

billion (31 December 2020: USD
21

billion) of Financial assets at fair value not

held for trading, USD
8

billion (31 December 2020: USD
8

billion) of Financial assets measured at
fair value through other

comprehensive income, USD
36

billion (31 December 2020:

USD
16

billion) of Debt issued

designated at fair value

and USD
1

billion (31 December 2020:

USD
1

billion) of Other financial
liabilities designated at fair value are expected to be recovered or settled after 12 months.

3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured
at the lower of their net carrying amount or fair value less costs to sell.
Valuation techniques

UBS uses widely recognized valuation techniques for determining the fair

value of

financial and

non-financial instruments

that are
not

actively

traded

and

quoted.

The

most

frequently

applied
valuation

techniques include

discounted value

of expected

cash
flows, relative value and option pricing methodologies.
Discounted

value

of

expected

cash

flows

is

a

valuation
technique

that

measures

fair

value

using

estimated

expected
future

cash

flows

from

assets

or

liabilities

and

then

discounts
these

cash

flows

using a

discount

rate

or

discount

margin that
reflects the credit and

/ or funding spreads

required by the market
for instruments with similar risk

and liquidity profiles to produce

a
present

value. When

using such

valuation

techniques, expected
future

cash

flows

are

estimated

using

an

observed

or

implied
market

price

for

the

future

cash

flows

or

by

using

industry-
standard cash flow projection

models. The discount factors

within
the calculation are

generated using industry-standard yield

curve
modeling techniques and models.
Relative value models measure fair

value based on the market
prices

of

equivalent

or

comparable

assets

or

liabilities,

making
adjustments

for

differences

between

the

characteristics

of

the
observed instrument and the instrument being valued.
Option pricing models

incorporate assumptions regarding

the
behavior of future

price movements of

an underlying referenced
asset or assets

to generate a

probability-weighted future expected
payoff for

the option.

The resulting

probability-weighted expected
payoff is

then discounted using

discount factors generated

from
industry-standard

yield

curve

modeling

techniques

and

models.
The

option

pricing

model

may be

implemented

using a

closed-
form analytical

formula or

other mathematical

techniques (e.g.,
binomial tree or Monte Carlo simulation).
Where available,

valuation techniques

use market-observable
assumptions and inputs.

If such data

is not available,

inputs may
be derived

by reference

to similar

assets in

active markets,

from
recent

prices

for

comparable

transactions

or

from

other
observable

market

data.

In

such

cases,

the

inputs

selected

are
based

on

historical

experience

and

practice

for

similar

or
analogous instruments, derivation of input levels based on

similar
products with

observable price

levels,

and knowledge

of current
market conditions and valuation approaches.
For

more

complex instruments,

fair

values may

be

estimated
using

a

combination

of

observed

transaction

prices,

consensus
pricing services and relevant quotes. Consideration

is given to the
nature of

the quotes

(e.g.,

indicative

or firm)

and the

relationship

of
recently

evidenced

market

activity

to

the

prices

provided

by
consensus

pricing

services.

UBS

also

uses

internally

developed
models,

which

are

typically

based

on

valuation

methods

and
techniques

recognized

as standard

within

the industry.

Assumptions
and inputs

used in

valuation

techniques

include

benchmark

interest
rate curves,

credit and

funding spreads

used in estimating

discount
rates, bond

and equity

prices,

equity index

prices,

foreign exchange
rates, levels of market volatility and correlation. Refer to Note 21f for

more

information.

The

discount

curves

used

by

the

Group
incorporate

the

funding

and

credit

characteristics

of

the
instruments

to which they

are applied.
Derivative instruments: valuation and classification in the
fair value hierarchy
The

curves

used

for

discounting

expected

cash

flows

in

the
valuation

of

collateralized

derivatives

reflect

the

funding

terms
associated

with

the

relevant

collateral

arrangement

for

the
instrument

being

valued.

These

collateral

arrangements

differ
across

counterparties

with

respect

to

the

eligible

currency

and
interest

terms

of

the

collateral.

The

majority

of

collateralized
derivatives are measured using

a discount curve based

on funding
rates

derived

from

overnight

interest

in

the

cheapest

eligible
currency for the respective counterparty collateral agreement.
Product Valuation and classification in the fair value hierarchy
Government bills
and bonds
Valuation –

Generally valued using prices obtained directly

from the market.
–

Instruments not priced directly using active-market data

are valued using discounted cash

flow valuation
techniques that incorporate market data

for similar government instruments.

Fair value hierarchy –

Generally traded in active markets with prices that can be obtained directly from these markets, resulting in classification as Level 1,

while the remaining positions are classified

as Level 2 and Level 3.
Corporate and
municipal bonds
Valuation –

Generally

valued

using

prices

obtained

directly

from

the

market

for

the

security,

or

similar

securities,
adjusted for seniority, maturity and liquidity.
–

When prices

are not

available, instruments are

valued using

discounted cash

flow valuation

techniques
incorporating the credit spread of the

issuer or similar issuers.
–

For convertible bonds

without directly

comparable prices,

issuances may

be priced using

a convertible

bond
model.
Fair value hierarchy –

Generally classified as Level 1 or Level 2, depending

on the depth of trading activity behind price

sources.
–

Level 3 instruments have no suitable pricing information

available.
Traded loans and
loans measured at
fair value
Valuation –

Valued directly

using market prices

that reflect recent

transactions or quoted

dealer prices, where

available.
–

Where no

market price

data is

available, loans

are valued

by relative

value benchmarking

using pricing
derived from debt instruments in comparable entities or different products in the same entity, or by using a credit default

swap valuation technique,

which requires inputs

for credit spreads,

credit recovery rates
and interest

rates. Recently

originated commercial real

estate loans

are measured

using a

securitization
approach based on rating agency guidelines.
Fair value hierarchy –

Instruments with suitably deep and liquid pricing

information are classified as Level 2.
–

Positions requiring the use of

valuation techniques, or for

which the price sources have

insufficient trading
depth, are classified as Level 3.
Uncollateralized

and

partially

collateralized

derivatives

are
discounted

using

the

alternative

reference

rate

(the

ARR)

(or
equivalent) curve for the currency

of the instrument. As described
in

Note
2 1 d ,
the

fair

value

of

uncollateralized

and

partially
collateralized

derivatives

is

then

adjusted

by

credit

valuation
adjustments

(
CVA s) ,
debit

valuation

adjustments

(
DVA s)   and
funding valuation adjustments (FVAs), as

applicable, to reflect an
estimation

of

the

effect

of

counterparty

credit

risk,

UBS’s

own
credit risk, and funding costs and benefits.
›
Refer to Note 10 for more information about

derivative
instruments
Derivative product Valuation and classification in the fair value hierarchy
Interest rate
contracts
Valuation –

Interest rate swap contracts

are valued by estimating

future interest cash flows

and discounting those

cash
flows using

a rate

that reflects the

appropriate funding rate

for the

position being

measured. The yield
curves used to estimate future index

levels and discount rates are generated using

market-standard yield
curve models using interest rates associated with

current market activity. The key inputs to the

models are
interest rate swap rates, forward rate agreement rates, short-term interest rate futures prices,

basis swap
spreads and inflation swap rates.
–

Interest rate option contracts

are valued using various

market-standard option models, using inputs that
include interest rate yield curves, inflation curves,

volatilities and correlations.
–

When the maturity

of an interest

rate swap or

option contract exceeds

the term for

which standard market
quotes are observable for

a significant input parameter,

the contracts are valued

by extrapolation from the
last observable point using standard assumptions

or by reference to another observable comparable

input
parameter to represent a suitable proxy for that

portion of the term.
Fair value hierarchy –

The majority of interest

rate swaps are classified

as Level 2,

as the standard market

contracts that form the
inputs for yield curve models are generally traded

in active and observable markets.
–

Options are

generally treated

as Level 2,

as the calibration

process enables

the model

output to

be validated
to active-market

levels. Models

calibrated in

this way

are then

used to

revalue the

portfolio of

both standard
options and more exotic products.
–

Interest rate swap

or option contracts

are classified as

Level 3 when the

terms

exceed standard market-
observable quotes.
–

Exotic options for

which appropriate volatility

or correlation input

levels cannot be implied

from observable
market data are classified as Level 3.
Credit derivative
contracts
Valuation –

Credit derivative

contracts are

valued using

industry-standard models

based primarily

on

market credit
spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is not directly available, it may be derived from the price of

the reference cash bond.

–

Asset-backed credit

derivatives are

valued using

a valuation

technique similar

to that

of the

underlying
security with an adjustment to reflect

the funding differences between cash

and synthetic form.
Fair value hierarchy –

Single-entity and

portfolio

credit derivative

contracts are

classified as

Level 2

when credit

spreads and
recovery rates

are determined

from actively

traded observable

market data.

Where the

underlying reference
name(s) are not actively traded

and the correlation cannot be

directly mapped to actively traded tranche
instruments, these contracts are classified

as Level 3.

–

Asset-backed

credit

derivatives

follow

the

characteristics

of

the

underlying

security

and

are

therefore
distributed across Level 2 and Level 3.
Derivative product Valuation and classification in the fair value hierarchy
Foreign exchange
contracts
Valuation –

Open spot foreign exchange (FX)

contracts are valued using the FX spot rate

observed in the market.
–

Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources.
–

Over-the-counter (OTC) FX

option contracts are

valued using

market-standard option valuation

models.
The models used for shorter-dated options (i.e., maturities of five years or less) tend

to be different than
those used for

longer-dated

options because

the models needed

for longer-dated

OTC FX contracts

require
additional consideration of interest rate and FX

rate interdependency.
–

The valuation for

multi-dimensional FX

options uses a

multi-local volatility model,

which is calibrated

to the
observed FX volatilities for all relevant FX pairs.
Fair value hierarchy –

The

markets

for

FX

spot

and

FX

forward

pricing

points

are

both

actively

traded

and

observable

and
therefore such FX contracts are generally classified

as Level 2.

–

A significant proportion of

OTC FX option contracts are

classified as Level 2 as

inputs are derived mostly
from standard market contracts traded in

active and observable markets.
–

OTC FX

option contracts

classified as

Level 3 include

multi-dimensional FX

options and

long-dated FX

exotic
option contracts where there is no active market

from which to derive volatility or correlation

inputs.
Equity / index
contracts
Valuation –

Equity forward

contracts have a

single stock

or index

underlying and are

valued using

market-standard
models. The key inputs to the models are

stock prices, estimated dividend rates and equity funding rates
(which are implied

from prices of

forward contracts observed

in the market).

Estimated cash flows

are then
discounted using market-standard discounted cash flow models using a rate that reflects the appropriate funding rate for

that portion

of the portfolio.

When no market

data is available

for the instrument

maturity,
they are

valued by

extrapolation of

available data,

use of

historical dividend

data, or

use of

data for

a
related equity.

–

Equity option contracts are valued

using market-standard models that

estimate the equity forward level

as
described

for

equity

forward

contracts

and

incorporate

inputs

for

stock

volatility

and

for

correlation
between

stocks

within

a

basket.

The

probability-weighted

expected

option

payoff

generated

is

then
discounted

using

market-standard

discounted

cash

flow

models

applying

a

rate

that

reflects

the
appropriate funding rate

for that portion of

the portfolio. When

volatility, forward or

correlation inputs are
not

available,

they

are

valued

using

extrapolation

of

available

data,

historical

dividend,

correlation

or
volatility data, or the equivalent data for

a related equity.
Fair value hierarchy –

As inputs are

derived mostly from standard

market contracts traded in

active and observable markets,

a
significant proportion of equity forward contracts

are classified as Level 2.

–

Equity option positions for which inputs are derived

from standard market contracts traded in active and
observable markets are also classified

as Level 2. Level 3 positions are those

for which volatility, forward or
correlation inputs are not observable.
Commodity
contracts
Valuation –

Commodity forward

and swap

contracts are

measured using

market-standard models

that use

market
forward levels on standard instruments.

–

Commodity

option

contracts

are

measured

using

market-standard

option

models

that

estimate

the
commodity forward level

as described for

commodity forward and

swap contracts, incorporating

inputs
for the volatility of the underlying

index or commodity. For commodity

options on baskets of commodities
or

bespoke

commodity

indices,

the

valuation

technique

also

incorporates

inputs

for

the

correlation
between different commodities or commodity

indices.
Fair value hierarchy –

Individual

commodity contracts

are

typically classified

as

Level 2,

because

active

forward and

volatility
market data is available.
Product Valuation and classification in the fair value hierarchy
Investment fund
units
Valuation –

Predominantly exchange-traded, with

readily available quoted prices in liquid markets.
–

Where market prices are not available, fair

value may be measured using net asset

values (NAVs).
Fair value hierarchy –

Listed units

are classified

as

Level 1, provided

there is

sufficient trading

activity to

justify active-market
classification, while other positions are classified

as Level 2.
–

Positions for which NAVs are not available

are classified as Level 3.
Asset-backed
securities (ABS)
Valuation –

For liquid securities, the valuation

process will use trade

and price data, updated for movements

in market
levels between the time of trading and the

time of valuation. Less liquid instruments are measured using discounted expected

cash flows

incorporating price

data for instruments

or indices with

similar risk profiles.
Fair value hierarchy –

Residential

mortgage
-
backed

securities
, c
ommercial

mortgage
-
backed

securities

and

other

ABS

are
generally classified as Level 2. However,

if significant inputs are unobservable,

or if market or fundamental
data is not available, they are classified as Level

3.
Auction rate
securities (ARS)
Valuation –

ARS

are

valued

utilizing

a

discounted

cash

flow

methodology.

The

model

captures

interest

rate

risk
emanating from the note coupon, credit risk attributable to the underlying closed-end fund investments,
liquidity risk as a function of the level of trading volume in these positions, and extension risk, as ARS are
perpetual instruments that require an assumption

regarding their maturity or issuer redemption

date.

Fair value hierarchy –

Granular and liquid pricing information is generally not available for

ARS. As a result, these securities are
classified as Level 3.
Equity instruments
Valuation –

Listed equity instruments are generally valued

using prices obtained directly from the market.
–

Unlisted equity holdings,

including private equity

positions, are initially

marked at their

transaction price
and are

revalued when

reliable evidence of

price movement

becomes available

or when

the position

is
deemed to be impaired.

Fair value hierarchy –

The majority

of equity

securities are actively

traded on

public stock

exchanges where quoted

prices are
readily and regularly available, resulting in Level

1 classification.
Financial assets for
unit-linked
investment
contracts
Valuation –

The majority of assets are listed on exchanges

and fair values are determined using quoted

prices.
Fair value hierarchy –

Most assets are classified as Level 1 if actively traded,

or Level 2 if trading is not active.
–

Instruments for which prices are not readily available

are classified as Level 3.
Securities financing
transactions
Valuation –

These instruments are valued using discounted expected cash flow techniques. The discount rate applied is based on funding curves that are relevant

to the collateral eligibility terms.
Fair value hierarchy –

Collateral funding curves for

these instruments are generally

observable and, as a

result, these positions
are classified as Level 2.
–

Where the collateral

terms are non-standard,

the funding curve

may be considered

unobservable and

these
positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation –

Fair value is determined based on the value of

the underlying balances.
Fair value hierarchy –

Due to their on-demand nature, these receivables

and payables are deemed as Level 2.
Amounts due under
unit-linked
investment
contracts
Valuation –

The

fair

values

of

investment

contract

liabilities

are

determined

by

reference

to

the

fair

value

of

the
corresponding assets.
Fair value hierarchy –

The liabilities themselves are not actively traded,

but are mainly referenced to instruments

that are actively
traded and are therefore classified as Level 2.
d) Valuation adjustments and other items
The output of a

valuation technique is

always an estimate of

a fair
value

that

cannot

be

measured

with

complete

certainty.

As

a
result, valuations are adjusted, where appropriate and when such factors would be considered by market participants

in estimating
fair value, to

reflect close-out costs,

credit exposure, model-driven
valuation

uncertainty,

funding

costs

and

benefits,

trading
restrictions and other factors.

The table below summarizes the

valuation adjustment reserves
recognized on the balance sheet. Details about each category are provided further below.
Valuation adjustment reserves on the balance sheet
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20 31.12.19
Deferred day-1 profit or loss reserves 418 269 146
Own credit adjustments on financial liabilities designated at fair value (315) (381) (88)
CVAs, FVAs,

DVAs and other valuation adjustments
(1,004) (959) (706)
Deferred day-1 profit or loss reserves
For

new

transactions

where

the

valuation

technique

used

to
measure fair

value requires

significant inputs

that are

not based
on

observable

market

data,

the

financial

instrument

is

initially
recognized

at

the

transaction

price.

The

transaction

price

may
differ

from

the fair

value obtained

using a

valuation technique,
where any such difference is deferred and not initially recognized in the income statement.
Deferred

day-1

profit

or

loss

is generally

released

into
Other
net

income

from

financial

instruments

measured

at

fair

value
through profit or loss

when pricing of equivalent products or the
underlying

parameters

become
s
observable

or

when

the
transaction is closed out.
The

table

below

summarizes

the

changes

in

deferred

day-1
profit or loss reserves during the respective period.
Deferred day-1 profit or loss reserves
USD million 2021 2020 2019
Reserve balance at the beginning of the year 269 146 255
Profit / (loss) deferred on new transactions 459 362 171
(Profit) / loss recognized in the income statement (308) (238) (278)
Foreign currency translation (2) 0 (2)
Reserve balance at the end of the year 418 269 146
Own credit

Own

credit

risk

is

reflected

in

the

valuation

of

UBS’s

fair

value
option liabilities where

this component is considered relevant

for
valuation

purposes

by

UBS’s

counterparties

and

other

market
participants.
Changes in

the fair

value of

financial liabilities

designated at
fair

value

through

profit

or

loss

related

to

own

credit

are
recognized

in
Other

comprehensive

income

directly

within
Retained

earnings,
with

no

reclassification

to

the

income
statement in future periods.

This presentation does not

create or
increase an accounting mismatch in the

income statement, as the
Group does not hedge changes in own credit.
Own

credit

is

estimated

using

own

credit

adjustment

(OCA)
curves,

which

incorporate

observable

market

data,

including
market-observed

secondary

prices

for

UBS’s

debt,

UBS’s

credit
default swap spreads

and debt curves

of peers. In

the table below,
the

change

in

unrealized

own credit

consists of

changes

in

fair
value that are attributable

to the change in

UBS’s credit spreads,
as well

as the

effect of

changes in

fair values

attributable to

factors
other than credit spreads, such as redemptions, effects from time decay

and changes

in

interest and

other

market rates.

Realized
own credit is recognized

when an instrument with

an associated
unrealized OCA

is repurchased

prior to

the contractual

maturity
date.

Life-to-date

amounts

reflect

the

cumulative

unrealized
change since initial recognition.
›
Refer to Note 16 for more information about

debt issued
designated at fair value
Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Recognized during the period:
Realized gain / (loss)

(14) 2 8
Unrealized gain / (loss)

60 (295) (408)
Total gain / (loss), before tax 46 (293) (400)
As of

USD million 31.12.21 31.12.20 31.12.19
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(315) (381) (88)
Credit valuation adjustments
In order to measure

the fair value of

OTC derivative instruments,
including

funded

derivative

instruments

that

are

classified

as
Financial assets at

fair value

not held for

trading,

CVAs are needed
to

reflect

the

credit

risk

of

the

counterparty

inherent

in

these
instruments. This

amount represents

the estimated

fair value

of
protection required

to hedge the counterparty credit

risk of such
instruments.

A

CVA

is

determined

for

each

counterparty,
considering

all

exposures

with

that

counterparty,

and

is
dependent

on

the

expected

future

value

of

exposures,

default
probabilities

and

recovery

rates,

applicable

collateral

or

netting
arrangements,

break

clauses,

funding

spreads
,
and

other
contractual factors.

Funding valuation adjustments
FVAs

reflect

the

costs

and

benefits

of

funding

associated

with
uncollateralized and

partially collateralized

derivative receivables
and

payables

and

are

calculated

as

the

valuation

effect

from
moving

the

discounting

of

the

uncollateralized

derivative

cash
flows from the ARR to OCA using the CVA framework, including the probability of counterparty default.

An FVA is

also applied to
collateralized derivative

assets in

cases where the

collateral cannot
be sold or repledged.
Debit valuation adjustments
A DVA

is estimated to incorporate own

credit in the valuation of
derivatives

where

an

FVA

is

not

already

recognized.

The

DVA
calculation

is

effectively

consistent

with

the

CVA

framework,
being

determined

for

each

counterparty,

considering

all
exposures

with

that

counterparty

and

taking

into

account
collateral

netting

agreements,

expected

future

mark-to-market
movements and UBS’s credit default spreads.
Other valuation adjustments
Instruments that are measured as part of a portfolio of combined long and short

positions are valued at

mid-market levels to

ensure
consistent

valuation

of

the

long-

and

short-component

risks.

A
liquidity valuation adjustment is

then made to the

overall net long
or

short

exposure

to

move

the

fair

value

to

bid

or

offer

as
appropriate, reflecting current levels of market liquidity.

The bid–
offer spreads used in

the calculation of this valuation adjustment
are obtained from market transactions

and other relevant sources
and are updated periodically.
Uncertainties

associated

with

the

use
of

model
- based
valuations

are

incorporated

into

the

measurement

of

fair

value
through

the

use

of

model

reserves.

These

reserves

reflect

the
amounts

that

the

Group

estimates

should

be

deducted

from
valuations

produced

directly

by

models

to

incorporate
uncertainties in the relevant modeling assumptions, in the

model
and market inputs used, or in the calibration

of the model output
to

adjust

for

known

model

deficiencies.

In

arriving

at

these
estimates,

the

Group

considers

a

range

of

market

practices,
including how it

believes market participants

would assess these
uncertainties. Model reserves

are reassessed periodically

in light

of
data

from

market

transactions,

consensus

pricing

services

and
other relevant sources.
Other items
In the first half of 2021,

UBS incurred a loss of

USD
861

million as
a

result

of

closing

out

a

significant

portfolio

of

swaps

with

a
US-based

client

of

its

prime

brokerage

business

and

the
unwinding of

related hedges,

following the

client’s default.

This
loss

is

presented

within
Other

net

income

from

financial
instruments measured at fair value through profit or loss
.
Valuation adjustments on financial instruments
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20
Credit valuation adjustments
1
(44) (66)
Funding valuation adjustments (49) (73)
Debit valuation adjustments 2 0
Other valuation adjustments (913) (820)
of which: liquidity (341) (340)
of which: model uncertainty (571) (479)
1 Amounts do not include reserves against defaulted counterparties.
e) Transfers between Level 1 and Level 2
Assets and liabilities transferred

from Level 2 to

Level 1 during 2021 were

not material. Assets and

liabilities transferred from Level 1
to Level 2 during 2021 were also not material.
f) Level 3 instruments: valuation techniques and inputs
The

table

below

presents

material

Level 3

assets

and

liabilities,
together

with

the

valuation

techniques

used

to

measure

fair
value,

the

inputs

used

in

a

given

valuation

technique

that

are
considered significant as

of 31 December

2021 and

unobservable,
and a range of values for those unobservable inputs.

The

range

of

values represents

the

highest-

and lowest-level
inputs

used in

the valuation

techniques. Therefore,

the range

does
not reflect the level of

uncertainty regarding a particular input or
an assessment

of the

reasonableness of

the Group’s

estimates and
assumptions, but rather the different underlying

characteristics of
the relevant

assets and

liabilities held

by the

Group. The

ranges
will

therefore

vary

from

period

to

period

and

parameter

to
parameter

based

on

characteristics

of

the

instruments

held

at
each balance

sheet date.

Furthermore, the

ranges of

unobservable
inputs may differ across other financial institutions, reflecting the diversity of the products in each firm’s inventory.
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.21 31.12.20
USD billion 31.12.21 31.12.20 31.12.21 31.12.20 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 0.9 1.2 0.0 0.0
Relative value to
market comparable Bond price equivalent 16 143 98 1 143 100 points
Discounted expected
cash flows Discount margin 434 434 268 268
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.8 2.4 0.0 0.0
Relative value to
market comparable Loan price equivalent 0 101 99 0 101 99 points
Discounted expected
cash flows Credit spread 175 800 436 190 800 398
basis
points
Market comparable
and securitization
model Credit spread 28 1,544 241 40 1,858 333
basis
points
Auction rate securities 1.6 1.5
Discounted expected
cash flows Credit spread 115 197 153 100 188 140
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.8 0.7 0.1 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
4
14.2 11.0
Other financial liabilities
designated at fair value 0.8 0.7
Discounted expected
cash flows Funding spread 24 175 42 175
basis
points
Derivative financial instruments
Interest rate contracts 0.5 0.5 0.3 0.5 Option model
Volatility of interest
rates 65 81 29 69
basis
points
Credit derivative contracts 0.2 0.3 0.3 0.5
Discounted expected
cash flows
Credit spreads

1 583 1 489
basis
points
Bond price equivalent 2 136 0 100 points
Equity / index contracts 0.4 0.9 1.5 2.3 Option model Equity dividend yields 0 11 0 13%
Volatility of equity
stocks, equity and
other indices 4 98 4 100%
Equity-to-FX
correlation (29) 76 (34) 65%
Equity-to-equity
correlation (25) 100 (16) 100%
1 The ranges of significant

unobservable inputs are represented in

points, percentages and basis

points. Points are a

percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are

provided
for most non-derivative financial

instruments and were calculated

by weighting inputs based on

the fair values of the

respective instruments. Weighted

averages are not provided

for inputs related to Other

financial
liabilities designated at

fair value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The

range of

inputs is not

disclosed, as there

is a dispersion

of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks,

rates-linked and credit-
linked notes, all of which have embedded derivative parameters that are considered to be unobservable.

The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.
Significant unobservable inputs in Level 3 positions
This section discusses the significant unobservable inputs

used in the valuation of Level

3 instruments and assesses the potential

effect
that a change in each

unobservable input in isolation

may have on a

fair value measurement. Relationships

between observable and
unobservable inputs have not been included

in the summary below.

Input Description
Bond price equivalent
–

Where market

prices are

not available

for a

bond, fair

value is

measured by comparison

with observable

pricing data

from
similar instruments. Factors considered when

selecting comparable instruments include credit

quality, maturity and industry of
the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield
(either as an outright yield or as a spread to

the relevant benchmark rate).

–

For corporate and municipal bonds,

the range represents the range

of prices from reference issuances

used in determining fair
value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or
par

relate

to

inflation-linked

or

structured

issuances

that

pay

a

coupon

in

excess

of

the

market

benchmark

as

of

the
measurement date.
–

For credit derivatives, the bond price range

represents the range of prices used for

reference instruments, which are typically
converted to an equivalent yield or credit

spread as part of the valuation process.
Loan price equivalent
–

Where market prices are not available

for a traded loan, fair value is measured

by comparison with observable

pricing data for
similar instruments.

Factors considered

when selecting

comparable instruments include

industry segment, collateral

quality,
maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an
instrument price

into a yield.

The range represents

the range

of prices

derived from

reference issuances

of a similar

credit quality
used to

measure fair

value for

loans classified

as Level 3.

Loans priced

at 0

are distressed

to the

point that

no recovery

is
expected, while a current price of 100 represents

a loan that is expected to be repaid in full.
Credit spread
–

Valuation models for many credit derivatives

require an input for the credit

spread, which is a reflection of the

credit quality of
the associated referenced

underlying. The credit

spread of a

particular security is

quoted in relation

to the yield

on a benchmark
security or reference rate, typically either US Treasury or ARR,

and is generally expressed in terms of basis points. An increase

/
(decrease) in credit

spread will increase

/ (decrease) the

value of credit

protection offered by

credit default swaps

and other
credit derivative

products. The

income statement

effect from

such changes

depends on

the nature

and direction

of the

positions
held. Credit spreads may

be negative where the asset

is more creditworthy than the

benchmark against which the spread

is
calculated. A

wider credit spread

represents decreasing creditworthiness. The

range represents a

diverse set

of underlyings,
with the lower

end of the

range representing

credits of the

highest quality

and the upper

end of the

range representing

greater
levels of credit risk.
Discount margin
–

The discount margin (DM) spread represents the

discount rates applied to present value

cash flows of an asset

to reflect the
market return required for uncertainty in the

estimated cash flows. DM spreads are

a rate or rates applied on top of a floating
index (e.g., Secured Overnight Financing

Rate (SOFR)) to discount expected

cash flows. Generally, a decrease

/ (increase) in the
DM in isolation would result in a higher / (lower)

fair value.
–

The high end

of the

range relates

to securities

that are priced

low within

the market

relative to the

expected cash

flow schedule.
This indicates

that the

market is

pricing an

increased risk

of credit

loss into

the security

that is

greater than

what is

being
captured by the

expected cash

flow generation process.

The low e

nds of

the ranges are

typical of funding

rates on

better-
quality instruments.
Funding spread
–

Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but

provide an
estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points,

and if funding spreads widen, this increases the

effect of discounting.

–

A small proportion of structured

debt instruments and non-structured

fixed-rate bonds within financial

liabilities designated at
fair value had an exposure to funding spreads that

was longer in duration than the actively traded

market.
Volatility
–

Volatility measures the variability of future prices

for a particular instrument and is generally

expressed as a percentage, where
a higher number reflects a more volatile instrument, for which future price movements are more likely to occur. Volatility is a
key input

into option

models, where it

is used

to derive

a probability-based

distribution of

future prices

for the

underlying
instrument. The effect

of volatility on

individual positions within

the portfolio is

driven primarily by

whether the option

contract
is a

long or

short position.

In most

cases, the

fair value

of an

option increases

as a

result of

an increase

in volatility

and is
reduced by

a decrease

in volatility.

Generally,

volatility used

in the

measurement of fair

value is

derived from

active-market
option prices

(referred to

as implied

volatility). A

key feature

of implied

volatility is

the volatility

“smile” or

“skew,” which
represents the effect of pricing options of

different option strikes at different implied volatility

levels.
–

Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities.
Input Description
Correlation
–

Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between

–100% and

+100%, where

+100% represents

perfectly correlated

variables (meaning

a movement

of one

variable is

associated
with a

movement of the

other variable in

the same direction)

and –100% implies

that the variables

are inversely correlated
(meaning a movement

of one variable

is associated with

a movement of

the other variable

in the opposite

direction). The

effect
of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within

such instruments.
–

Equity-to-FX correlation is important for equity options based on a currency other than the

currency of the underlying stock.
Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities
in the projected payoff.
Equity dividend yields
–

The derivation of

a forward price

for an individual

stock or index

is important for

measuring fair value

for forward or

swap
contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the
forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the
relevant funding rates applicable

to the stock in question.

Dividend yields are generally expressed

as an annualized percentage
of the share price,

with the lowest limit

of 0% representing

a stock that is

not expected to pay

any dividend. The

dividend yield
and timing represent the

most significant parameter in determining

fair value for instruments

that are sensitive to

an equity
forward price.
The table

below summarizes

those financial

assets and

liabilities
classified

as

Level 3

for

which

a

change

in

one

or

more

of

the
unobservable inputs

to reflect

reasonably possible

favorable and
unfavorable

alternative

assumptions

would

change

fair

value
significantly,

and

the estimated

effect

thereof.

The

table

below
does

not

represent

the

estimated

effect

of

stress

scenarios.
Interdependencies between Level 1, 2 and 3

parameters have not
been

incorporated

in

the

table.

Furthermore,

direct

inter-
relationships between the

Level 3 parameters discussed

below are
not a significant element of the valuation uncertainty.
Sensitivity

data

is

estimated

using

a

number

of

techniques,
including

the

estimation

of

price

dispersion

among

different
market

participants,

variation

in

modeling

approaches

and
reasonably possible

changes to assumptions

used within

the fair
value measurement process. The sensitivity ranges are not always symmetrical

around

the

fair

values,

as

the

inputs

used

in
valuations are not always precisely in

the middle of the favorable
and unfavorable range.
Sensitivity data

is determined

at a

product or

parameter level
and

then

aggregated

assuming

no

diversification

benefit.
Diversification

would

incorporate

estimated

correlations

across
different sensitivity results and, as such, would result in an overall sensitivity

that

would

be

less

than

the

sum

of

the

individual
component

sensitivities.

However,

the

Group

believes

that

the
diversification benefit is not significant to this analysis.
Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.21 31.12.20
USD million
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans designated at fair value, loan commitments and guarantees 19 (13) 29 (28)
Securities financing transactions 41 (53) 40 (52)
Auction rate securities 66
2
(66)
2
105 (105)
Asset-backed securities 20 (20) 41 (41)
Equity instruments 173 (146) 129 (96)
Interest rate derivative contracts, net 29 (19) 11 (16)
Credit derivative contracts, net 5 (8) 10 (14)
Foreign exchange derivative contracts, net 19 (11) 20 (15)
Equity / index derivative contracts, net 368 (335) 318 (294)
Other 50 (73) 91 (107)
Total 790 (744) 794 (768)
1 Sensitivity of issued and

over-the-counter debt instruments

is reported with the equivalent

derivative or securities financing

instrument.

2 Includes refinements applied in estimating

valuation uncertainty across
various parameters and a change in assumptions regarding the underlying statistical distribution.
h) Level 3 instruments: movements during the period
The

table below

presents

additional

information about

material
movements in Level 3 assets and

liabilities measured at fair

value
on a recurring basis, excluding any related hedging activity.
Assets

and

liabilities

transferred

into

or

out

of

Level 3

are
presented as

if those

assets or

liabilities had

been transferred

at
the beginning of the year.
Movements of Level 3 instruments
Total gains / losses
included in
comprehensive income
USD billion
Balance

as of
31 December
2019
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign
currency
translation
Balance

as of

31 December
2020
Financial assets at fair value held for
trading 1.8 (0.1) (0.1) 0.8 (1.4) 1.0 0.0 0.3 0.0 0.0 2.3
of which:
Investment fund units
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Corporate and municipal bonds 0.5 0.0 0.0 0.7 (0.5) 0.0 0.0 0.1 0.0 0.0 0.8
Loans 0.8 0.0 (0.1) 0.0 (0.7) 1.0 0.0 0.1 0.0 0.0 1.1
Other 0.4 0.0 0.0 0.1 (0.3) 0.0 0.0 0.2 0.0 0.0 0.4
Derivative financial instruments –
assets 1.3 0.3 0.4 0.0 0.0 0.7 (0.5) 0.1 (0.2) 0.1 1.8
of which:
Interest rate contracts 0.3 0.2 0.2 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.5
Equity / index contracts 0.6 0.1 0.1 0.0 0.0 0.6 (0.3) 0.0 (0.1) 0.0 0.9
Credit derivative contracts 0.4 0.0 0.0 0.0 0.0 0.1 (0.2) 0.1 0.0 0.0 0.3
Other 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Financial assets at fair value not held
for trading 4.0 0.0 0.1 0.8 (0.9) 0.0 0.0 0.1 0.0 0.0 3.9
of which:
Loans
1.2 0.0 0.0 0.3 (0.7) 0.0 0.0 0.0 0.0 0.0 0.9
Auction rate securities
1.5 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.5
Equity instruments
0.5 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.5
Other 0.7 0.0 0.0 0.4 (0.2) 0.0 0.0 0.0 0.0 0.0 1.0
Derivative financial instruments –
liabilities 2.0 1.3 1.2 0.0 0.0 1.2 (0.9) 0.4 (0.6) 0.1 3.5
of which:
Interest rate contracts 0.1 0.3 0.3 0.0 0.0 0.3 (0.2) 0.2 (0.2) 0.0 0.5
Equity / index contracts 1.3 1.0 0.8 0.0 0.0 0.8 (0.6) 0.1 (0.2) 0.0 2.3
Credit derivative contracts 0.5 0.0 0.0 0.0 0.0 0.1 (0.1) 0.1 (0.2) 0.0 0.5
Other 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.1
Debt issued designated at fair value 9.9 0.2 0.0 0.0 0.0 7.6 (5.7) 0.5 (1.7) 0.2 11.0
Other financial liabilities designated
at fair value 0.8 0.1 0.1 0.0 0.0 0.3 (0.5) 0.0 0.0 0.0 0.7
1 Net gains / losses

included in comprehensive income

are composed of Net interest

income, Other net

income from financial instruments

measured at fair value

through profit or loss

and Other income.

2 Total
Level 3 assets as of 31 December 2021 were USD 7.6

billion (31 December 2020: USD
8.3

billion). Total Level 3 liabilities as of 31 December 2021 were USD
17.4

billion (31 December 2020: USD
15.2

billion).
Total gains / losses
included in
comprehensive income
Balance

as of
31 December
2020
2
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance

as of

31 December
2021
2
2.3 0.0 (0.1) 0.3 (1.6) 1.2 0.0 0.3 (0.3) 0.0 2.3
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
0.8 0.0 0.0 0.2 (0.4) 0.0 0.0 0.0 (0.1) 0.0 0.6
1.1 0.0 0.0 0.0 (0.8) 1.2 0.0 0.0 (0.2) 0.0 1.4
0.4 0.0 0.0 0.1 (0.4) 0.0 0.0 0.3 0.0 0.0 0.3
1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.7) 0.1 (0.3) 0.0 1.1
0.5 0.1 0.1 0.0 0.0 0.1 (0.2) 0.0 (0.1) 0.0 0.5
0.9 (0.1) (0.1) 0.0 0.0 0.3 (0.4) 0.0 (0.2) 0.0 0.4
0.3 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.2
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
3.9 0.1 0.1 1.0 (0.6) 0.0 0.0 0.1 (0.3) 0.0 4.2
0.9 0.0 0.0 0.6 (0.3) 0.0 0.0 0.0 (0.3) 0.0 0.9
1.5 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6
0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.7
1.0 0.0 (0.1) 0.3 (0.2) 0.0 0.0 0.0 0.0 0.0 1.0
3.5 0.2 0.0 0.0 0.0 0.9 (1.8) 0.0 (0.5) 0.0 2.2
0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.3
2.3 0.3 0.1 0.0 0.0 0.8 (1.5) 0.0 (0.4) 0.0 1.5
0.5 (0.1) (0.1) 0.0 0.0 0.0 0.0 0.0 (0.1) 0.0 0.3
0.1 0.1 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.1
11.0 0.7 0.6 0.0 0.0 8.0 (4.2) 0.2 (1.2) (0.2) 14.2
0.7 0.0 0.0 0.0 0.0 0.4 (0.2) 0.0 0.0 0.0 0.8
i) Maximum exposure to credit risk for financial instruments measured at fair value
The

tables

below

provide

the

Group’s

maximum

exposure

to
credit risk for financial instruments

measured at fair value and

the
respective

collateral

and

other

credit

enhancements

mitigating
credit risk for these classes of financial instruments.

The

maximum

exposure

to

credit

risk

includes

the

carrying
amounts of financial

instruments recognized on

the balance sheet
subject

to

credit

risk

and

the

notional

amounts

for

off-balance
sheet arrangements.

Where information

is available,

collateral is
presented at fair value.

For other collateral, such as

real estate, a
reasonable alternative

value is

used. Credit

enhancements, such
as credit derivative contracts

and guarantees, are included

at their
notional amounts. Both are capped at the maximum

exposure to
credit risk for which

they serve as

security. The “Risk management
and control” section of this

report describes management’s view
of credit risk and

the related exposures,

which can differ

in certain
respects from the requirements of IFRS.
Maximum exposure to credit risk

31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.4

22.4
Derivative financial instruments
4,5
118.1 4.2 103.2 10.7
Brokerage receivables 21.8 21.6 0.2
Financial assets at fair value not

held for trading – debt instruments
6
37.0 11.2 25.7
Total financial assets measured at fair value
199.4 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.1
Guarantees
7
0.2

0.2 0.0
31.12.20
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
24.6 24.6
Derivative financial instruments
4,5
159.6 6.0 138.4 15.2
Brokerage receivables 24.7 24.4 0.3
Financial assets at fair value not

held for trading – debt instruments
6
58.2 13.2

45.0
Total financial assets measured at fair value 267.1 0.0 43.6 0.0 0.0 138.4 0.0 0.0 85.1
Guarantees
7
0.5 0.1 0.3 0.0
1 The maximum exposure to loss is generally equal to the carrying amount and subject to change over time with market movements.

2 These positions are generally managed under the market

risk framework. For
the purpose of this disclosure, collateral

and credit enhancements were not considered.

3 Does not include investment fund units.

4 Includes USD
0

million (31 December 2020: USD
0

million) fair values of loan
commitments and forward starting reverse repurchase agreements classified as derivatives.

The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of
USD 27.8

billion (31 December 2020:

USD
21.9

billion) and derivative

loan commitments (generally

unsecured) of USD
8.2

billion, of which

USD
0.8

billion has been sub-participated

(31 December 2020: USD
9.4
billion, of which USD 0.8

billion had been sub-participated), is

presented in Note 10 under notional

amounts.

5 The amount shown in

the “Netting” column represents the netting

potential not recognized on the
balance sheet. Refer to

Note 22 for more information.

6 Financial assets at fair

value not held for

trading collateralized by

securities consisted of structured

loans and reverse repurchase

and securities borrowing
agreements.

7 The amount shown in the “Guarantees” column largely relates to sub-participations.
j) Financial instruments not measured at fair value
The table below provides the estimated fair values of financial instruments not measured at fair value.
Financial instruments not measured at fair value
31.12.21 31.12.20
Carrying
amount Fair value
Carrying
amount Fair value
USD billion Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
2
Cash and balances at central banks 192.8 192.7 0.1 0.0 0.0 192.8 158.2 158.1 0.1 0.0 0.0 158.2
Loans and advances to banks 15.5 14.8 0.0 0.7 0.0 15.5 15.4 14.7 0.0 0.6 0.1 15.4
Receivables from securities financing
transactions 75.0 71.6 0.0 1.3 2.1 75.0 74.2 64.9 0.0 7.6 1.7 74.2
Cash collateral receivables on derivative
instruments 30.5 30.5 0.0 0.0 0.0 30.5 32.7 32.7 0.0 0.0 0.0 32.7
Loans and advances to customers 397.8 163.1 0.0 43.8 190.1 396.9 379.5 172.0 0.0 34.2 174.6 380.8
Other financial assets measured at amortized
cost 26.2 4.1 9.3 10.7 2.4 26.5 27.2 5.3 9.4 10.9 2.3 28.0
Liabilities
2
Amounts due to banks 13.1 9.1 0.0 4.0 0.0 13.1 11.0 8.5 0.0 2.6 0.0 11.0
Payables from securities financing
transactions 5.5 4.1 0.0 1.5 0.0 5.5 6.3 6.0 0.0 0.3 0.0 6.3
Cash collateral payables on derivative
instruments 31.8 31.8 0.0 0.0 0.0 31.8 37.3 37.3 0.0 0.0 0.0 37.3
Customer deposits 542.0 535.4 0.0 6.6 0.0 542.0 524.6 519.4 0.0 5.3 0.0 524.7
Debt issued measured at amortized cost 139.2 15.8 0.0 125.3 0.0 141.1 139.2 16.4 0.0 125.5 0.0 141.9
Other financial liabilities measured at
amortized cost
3
5.4 5.4 0.0 0.0 0.0 5.4 5.8 5.7 0.0 0.0 0.1 5.8
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’

short-term nature (instruments that are receivable or payable on demand, or
with a remaining maturity (excluding

the effects of callable

features) of three months or

less).

2 As of 31 December 2021,

USD
0

billion (31 December 2020: USD
0

billion) of Cash and balances

at central banks,
USD 0

billion (31 December 2020: USD
0

billion) of Loans and advances to banks, USD
1

billion (31 December 2020: USD
1

billion) of Receivables from securities financing transactions, USD
175

billion (31 December
2020: USD 163

billion) of Loans and advances to customers, USD
19

billion (31 December 2020: USD
20

billion) of Other financial assets measured at amortized cost, USD
1

billion (31 December 2020: USD
0

billion)
of Amounts due to

banks, USD
3

billion (31 December 2020:

USD
2

billion) of Customer

deposits, USD
84

billion (31 December 2020:

USD
82

billion) of Debt issued

measured at amortized

cost and USD
3

billion
(31 December 2020: USD 3

billion) of Other financial liabilities measured at amortized cost were expected to be recovered or settled after 12 months.

3 Excludes lease liabilities.
The fair

values included in

the table

above have been

calculated
for
disclosure

purposes

only.

The

valuation

techniques

and
assumptions described below relate only

to the fair value

of UBS’s
financial instruments

not measured at

fair value.

Other institutions
may

use different

methods and

assumptions for

their

fair value
estimations,

and

therefore

such

fair

value

disclosures

cannot
necessarily be compared from

one financial institution

to another.
The following principles

were applied when

determining fair

value
estimates for financial instruments not measured at fair value:
–

For

financial

instruments

with

remaining

maturities

greater
than three months, the

fair value was

determined from quoted
market prices, if available.
Where quoted market prices were

not available, the fair values
were

estimated

by

discounting

contractual

cash

flows

using
current

market

interest

rates

or

appropriate

yield

curves

for
instruments

with

similar

credit

risk

and

maturity.

These
estimates generally include

adjustments for counterparty

credit
risk or UBS’s own credit.
–

For short-term financial instruments with remaining maturities of three

months or less,

the carrying amount,

which is net

of
credit

loss

allowances,

is

generally

considered

a

reasonable
estimate of fair value.

UBS AG
Entity [Table]
Disclosure Of Fair Value Measurement Explanatory
Note 21

Fair value measurement
a) Valuation principles
All

financial

and non-financial

assets

and liabilities

measured

or
disclosed at fair value are categorized into one of three

fair value
hierarchy levels

in accordance

with IFRS.

The fair

value hierarchy
is based on the

transparency of inputs to

the valuation of an

asset
or liability as

of the measurement

date. In certain

cases, the inputs
used to

measure fair

value may fall

within different

levels of

the
fair

value

hierarchy.

For

disclosure

purposes,

the

level

in

the
hierarchy within which an

instrument is classified in its entirety

is
based on the lowest level input

that is significant to the position’s
fair value measurement:
–

Level 1

–

quoted

prices

(unadjusted)

in

active

markets

for
identical assets and liabilities;
–

Level 2 –

valuation techniques

for which

all significant

inputs
are, or are based on, observable market data; or
–

Level 3 – valuation techniques

for which significant inputs are
not based on observable market data.
Fair

values

are

determined

using

quoted

prices

in

active
markets for

identical assets

or liabilities,

where available.

Where
the

market

for

a

financial

instrument

or

non-financial

asset

or
liability

is

not

active,

fair

value

is

established

using

a

valuation
technique, including

pricing models.

Valuation adjustments

may
be made to

allow for additional

factors, including model,

liquidity,
credit and funding

risks, which are

not explicitly captured

within
the

valuation

technique,

but

which

would

nevertheless

be
considered by market participants when establishing

a price. The
limitations

inherent

in

a

particular

valuation

technique

are
considered in the determination

of the classification of

an asset or
liability

within

the

fair

value

hierarchy.

Generally,

the

unit

of
account

for

a

financial

instrument

is

the

individual

instrument,
and UBS applies

valuation adjustments at

an individual instrument
level,

consistent

with

that

unit

of

account.

However,

if

certain
conditions are met, UBS may estimate the fair value

of a portfolio
of

financial

assets

and

liabilities

with

substantially

similar

and
offsetting risk exposures on the basis of the net open risks.
›
Refer to Note 21d for more information
b) Valuation governance
UBS’s fair value measurement and model governance framework
includes numerous controls and other procedural safeguards that are intended to

maximize the quality of

fair value measurements
reported in the financial statements. New products and valuation techniques must

be reviewed

and approved

by key

stakeholders
from the risk and finance control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value is with the business divisions.
Fair

value

estimates

are

validated

by

the

risk

and

finance
control

functions,

which

are

independent

of

the

business
divisions. Independent

price verification

is performed

by Finance
through benchmarking the business divisions’

fair value estimates
with observable market prices

and other independent sources.

A
governance

framework

and

associated

controls

are

in

place

in
order to monitor

the quality of third

-party pricing sources

where
used.

For

instruments

where

valuation

models

are

used

to
determine

fair

value,

independent

valuation

and

model

control
groups within Finance and Risk

Control evaluate UBS’s models on
a regular basis,

including valuation and

model input parameters,
as well as pricing. As a result of the

valuation controls employed,
valuation

adjustments

may

be

made

to

the

business

divisions’
estimates of fair value to

align with independent market

data and
the relevant accounting standard.
›
Refer to Note 21d for more information
c) Fair value hierarchy
The table below provides

the fair value hierarchy

classification of
financial and

non-financial assets

and liabilities

measured at

fair
value.

The

narrative

that

follows describes

valuation

techniques
used

in

measuring

their

fair

value

of

different

product

types
(including significant valuation

inputs and assumptions

used), and
the

factors

considered

in

determining

their

classification

within
the fair value hierarchy.
Determination of fair values from quoted market

prices or valuation techniques
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 113,722 15,012 2,299 131,033 107,526 15,630 2,337 125,492
of which:
Equity instruments 97,983 1,090 149 99,222 90,327 1,101 171 91,599
Government bills / bonds 7,135 1,351 10 8,496 9,028 2,207 10 11,245
Investment fund units 7,843 1,364 21 9,229 7,374 1,794 23 9,192
Corporate and municipal bonds 708 7,791 556 9,055 789 8,432 817 10,038
Loans 0 3,099 1,443 4,542 0 1,860 1,134 2,995
Asset-backed securities 53 317 120 489 8 236 181 425
Derivative financial instruments 522 116,482 1,140 118,145 795 157,069 1,754 159,618
of which:
Foreign exchange contracts 255 53,046 7 53,307 319 68,425 5 68,750
Interest rate contracts 0 32,747 494 33,241 0 50,353 537 50,890
Equity / index contracts 0 27,861 384 28,245 0 33,990 853 34,842
Credit derivative contracts 0 1,179 236 1,414 0 2,008 350 2,358
Commodity contracts 0 1,590 16 1,606 0 2,211 6 2,217
Brokerage receivables 0 21,839 0 21,839 0 24,659 0 24,659
Financial assets at fair value not held for trading
2
27,278 28,185 4,180 59,642 40,986 35,110 3,942 80,038
of which:
Financial assets for unit-linked investment contracts 21,110 187 6 21,303 20,628 101 2 20,731
Corporate and municipal bonds 123 13,937 306 14,366 290 16,957 372 17,619
Government bills / bonds 5,624 3,236 0 8,860 19,704 3,593 0 23,297
Loans 0 4,982 892 5,874 0 7,699 862 8,561
Securities financing transactions 0 5,704 100 5,804 0 6,629 122 6,751
Auction rate securities 0 0 1,585 1,585 0 0 1,527 1,527
Investment fund units 338 137 117 591 278 121 105 505
Equity instruments 83 2 681 765 86 0 544 631
Other 0 0 495 495 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
2
2,704 6,140 0 8,844 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 4,849 0 4,849 0 6,624 0 6,624
Government bills / bonds 2,658 27 0 2,686 1,103 47 0 1,150
Corporate and municipal bonds 45 1,265 0 1,310 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,258 0 0 5,258 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
3
0 0 26 26 0 1 245 246
Total assets measured at fair value 149,484 187,658 7,645 344,787 156,716 239,583 8,278 404,576
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 25,413 6,170 105 31,688 26,889 6,652 55 33,595 of which:
Equity instruments 18,328 513 83 18,924 22,519 425 40 22,985
Corporate and municipal bonds 30 4,219 17 4,266 31 4,048 9 4,089
Government bills / bonds 5,883 826 0 6,709 3,642 1,036 0 4,678
Investment fund units 1,172 555 6 1,733 696 1,127 5 1,828
Derivative financial instruments 509 118,558 2,242 121,309 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 258 53,800 21 54,078 316 70,149 61 70,527
Interest rate contracts 0 28,398 278 28,675 0 43,389 527 43,916
Equity / index contracts 0 33,438 1,511 34,949 0 38,870 2,306 41,176
Credit derivative contracts 0 1,412 341 1,753 0 2,403 528 2,931
Commodity contracts 0 1,503 63 1,566 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 44,045 0 44,045 0 38,742 0 38,742
Debt issued designated at fair value
2
0 59,606 11,854 71,460 0 50,273 9,595 59,868
Other financial liabilities designated at fair value
2
0 29,258 3,156 32,414 0 29,682 2,091 31,773
of which:
Financial liabilities related to unit-linked investment contracts 0 21,466 0 21,466 0 20,975 0 20,975
Securities financing transactions 0 6,375 2 6,377 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,334 794 2,128 0 1,363 697 2,060
Total liabilities measured at fair value 25,922 257,637 17,357 300,916 27,635 282,233 15,212 325,080
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 As of 31 December 2021, USD 16

billion (31 December 2020: USD
20

billion) of Financial assets at fair value not

held for trading, USD
8

billion (31 December 2020: USD
8

billion) of Financial assets measured at
fair value through other

comprehensive income, USD
33

billion (31 December 2020:

USD
15

billion) of Debt issued

designated at fair value

and USD
3

billion (31 December 2020:

USD
3

billion) of Other financial
liabilities designated at fair value are expected to be recovered or settled after 12 months.

3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured
at the lower of their net carrying amount or fair value less costs to sell.
Valuation techniques

UBS uses widely recognized valuation techniques for determining the fair

value of

financial and

non-financial instruments

that are
not

actively

traded

and

quoted.

The

most

frequently

applied
valuation

techniques include

discounted value

of expected

cash
flows, relative value and option pricing methodologies.
Discounted

value

of

expected

cash

flows

is

a

valuation
technique

that

measures

fair

value

using

estimated

expected
future

cash

flows

from

assets

or

liabilities

and

then

discounts
these

cash

flows

using a

discount

rate

or

discount

margin that
reflects the credit and

/ or funding spreads

required by the market
for instruments with similar risk

and liquidity profiles to produce

a
present

value. When

using such

valuation

techniques, expected
future

cash

flows

are

estimated

using

an

observed

or

implied
market

price

for

the

future

cash

flows

or

by

using

industry-
standard cash flow projection

models. The discount factors

within
the calculation are

generated using industry-standard yield

curve
modeling techniques and models.
Relative value models measure fair

value based on the market
prices

of

equivalent

or

comparable

assets

or

liabilities,

making
adjustments

for

differences

between

the

characteristics

of

the
observed instrument and the instrument being valued.
Option pricing models

incorporate assumptions regarding

the
behavior of future

price movements of

an underlying referenced
asset or assets

to generate a

probability-weighted future expected
payoff for

the option.

The resulting

probability-weighted expected
payoff is

then discounted using

discount factors generated

from
industry-standard

yield

curve

modeling

techniques

and

models.
The

option

pricing

model

may be

implemented

using a

closed-
form analytical

formula or

other mathematical

techniques (e.g.,
binomial tree or Monte Carlo simulation).
Where available,

valuation techniques

use market-observable
assumptions and inputs.

If such data

is not available,

inputs may
be derived

by reference

to similar

assets in

active markets,

from
recent

prices

for

comparable

transactions

or

from

other
observable

market

data.

In

such

cases,

the

inputs

selected

are
based

on

historical

experience

and

practice

for

similar

or
analogous instruments, derivation of input levels based on

similar
products with

observable price

levels,

and knowledge

of current
market conditions and valuation approaches.
For

more

complex instruments,

fair

values may

be

estimated
using

a

combination

of

observed

transaction

prices,

consensus
pricing services and relevant quotes. Consideration

is given to the
nature of

the quotes

(e.g.,

indicative

or firm)

and the

relationship

of
recently

evidenced

market

activity

to

the

prices

provided

by
consensus

pricing

services.

UBS

also

uses

internally

developed
models,

which

are

typically

based

on

valuation

methods

and
techniques

recognized

as standard

within

the industry.

Assumptions
and inputs

used in

valuation

techniques

include

benchmark

interest
rate curves,

credit and funding

spreads used

in estimating

discount
rates, bond

and equity

prices,

equity index

prices,

foreign exchange
rates, levels of market volatility and correlation. Refer to Note 21f for more

information.

The discount

curves

used by

UBS incorporate
the funding and credit characteristics

of the instruments to which
they are applied.
Financial instruments excluding derivatives: valuation and classification in the fair value hierarchy

Product Valuation and classification in the fair value hierarchy
Government bills
and bonds
Valuation –

Generally valued using prices obtained directly

from the market.
–

Instruments not priced directly using active-market data

are valued using discounted cash

flow valuation
techniques that incorporate market data

for similar government instruments.

Fair value hierarchy –

Generally traded in active markets with prices that can be obtained directly from these markets, resulting in classification as Level 1,

while the remaining positions are classified

as Level 2 and Level 3.
Corporate and
municipal bonds
Valuation –

Generally

valued

using

prices

obtained

directly

from

the

market

for

the

security,

or

similar

securities,
adjusted for seniority, maturity and liquidity.
–

When prices

are not

available, instruments are

valued using

discounted cash

flow valuation

techniques
incorporating the credit spread of the

issuer or similar issuers.
–

For convertible bonds

without directly

comparable prices,

issuances may

be priced using

a convertible

bond
model.
Fair value hierarchy –

Generally classified as Level 1 or Level 2, depending

on the depth of trading activity behind price

sources.
–

Level 3 instruments have no suitable pricing information

available.
Traded loans and
loans measured at
fair value
Valuation –

Valued directly

using market prices

that reflect recent

transactions or quoted

dealer prices, where

available.
–

Where no

market price

data is

available, loans

are valued

by relative

value benchmarking

using pricing
derived from debt instruments in comparable entities or different products in the same entity, or by using a credit default

swap valuation technique,

which requires inputs

for credit spreads,

credit recovery rates
and interest

rates. Recently

originated commercial real

estate loans

are measured

using a

securitization
approach based on rating agency guidelines.
Fair value hierarchy –

Instruments with suitably deep and liquid pricing

information are classified as Level 2.
–

Positions requiring the use of

valuation techniques, or for

which the price sources have

insufficient trading
depth, are classified as Level 3.
Product Valuation and classification in the fair value hierarchy
Investment fund
units
Valuation –

Predominantly exchange-traded, with

readily available quoted prices in liquid markets.
–

Where market prices are not available, fair

value may be measured using net asset values

(NAVs).
Fair value hierarchy –

Listed units

are classified

as

Level 1, provided

there is

sufficient trading

activity to

justify active-market
classification, while other positions are classified

as Level 2.
–

Positions for which NAVs are not available

are classified as Level 3.
Asset-backed
securities (ABS)
Valuation –

For liquid securities, the valuation

process will use trade

and price data, updated for movements

in market
levels between the time of trading and the

time of valuation. Less liquid instruments are measured using discounted expected

cash flows

incorporating price

data for instruments

or indices with

similar risk profiles.
Fair value hierarchy –

Residential

mortgage
-
backed

securities
, commercial mortgage -
backed

securities

and

other

ABS

are
generally classified as Level 2. However,

if significant inputs are unobservable,

or if market or fundamental
data is not available, they are classified as Level

3.
Auction rate
securities (ARS)
Valuation –

ARS

are

valued

utilizing

a

discounted

cash

flow

methodology.

The

model

captures

interest

rate

risk
emanating from the note coupon, credit risk attributable to the underlying closed-end fund investments,
liquidity risk as a function of the level of trading volume in these positions, and extension risk, as ARS are perpetual instruments that require an assumption

regarding their maturity or issuer redemption

date.
Fair value hierarchy –

Granular and liquid pricing information is generally not available for

ARS. As a result, these securities are
classified as Level 3.
Equity instruments
Valuation –

Listed equity instruments are generally valued

using prices obtained directly from the market.
–

Unlisted equity holdings,

including private equity

positions, are initially

marked at their

transaction price
and are

revalued when

reliable evidence of

price movement

becomes available

or when

the position

is
deemed to be impaired.

Fair value hierarchy –

The majority

of equity

securities are actively

traded on

public stock

exchanges where quoted

prices are
readily and regularly available, resulting in Level

1 classification.
Financial assets for
unit-linked
investment
contracts
Valuation –

The majority of assets are listed on exchanges

and fair values are determined using quoted

prices.
Fair value hierarchy –

Most assets are classified as Level 1 if actively traded,

or Level 2 if trading is not active.
–

Instruments for which prices are not readily available

are classified as Level 3.
Securities financing
transactions
Valuation –

These instruments are valued using discounted expected cash flow techniques. The discount rate applied is based on funding curves that are relevant

to the collateral eligibility terms.
Fair value hierarchy –

Collateral funding curves for

these instruments are generally

observable and, as a

result, these positions
are classified as Level 2.
–

Where the collateral

terms are non-standard,

the funding curve

may be considered

unobservable and

these
positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation –

Fair value is determined based on the value of

the underlying balances.
Fair value hierarchy –

Due to their on-demand nature, these receivables

and payables are deemed as Level 2.
Amounts due under
unit-linked
investment
contracts
Valuation –

The

fair

values

of

investment

contract

liabilities

are

determined

by

reference

to

the

fair

value

of

the
corresponding assets.
Fair value hierarchy –

The liabilities themselves are not actively traded,

but are mainly referenced to instruments

that are actively
traded and are therefore classified as Level 2.
Derivative instruments: valuation and classification in the
fair value hierarchy
The

curves

used

for

discounting

expected

cash

flows

in

the
valuation

of

collateralized

derivatives

reflect

the

funding

terms
associated

with

the

relevant

collateral

arrangement

for

the
instrument

being

valued.

These

collateral

arrangements

differ
across

counterparties

with

respect

to

the

eligible

currency

and
interest

terms

of

the

collateral.

The

majority

of

collateralized
derivatives are measured using

a discount curve based

on funding
rates

derived

from

overnight

interest

in

the

cheapest

eligible
currency for the respective counterparty collateral agreement.
Uncollateralized

and

partially

collateralized

derivatives

are
discounted

using

the

alternative

reference

rate

(the

ARR)

(or
equivalent) curve for the currency

of the instrument. As described
in

Note
2 1 d ,
the

fair

value

of

uncollateralized

and

partially
collateralized

derivatives

is

then

adjusted

by

credit

valuation
adjustments

(
CVA s) ,
debit

valuation

adjustments

(
DVA s)   and
funding valuation adjustments (FVAs), as

applicable, to reflect an
estimation

of

the

effect

of

counterparty

credit

risk,

UBS’s

own
credit risk, and funding costs and benefits.
›
Refer to Note 10 for more information about

derivative
instruments
Derivative product Valuation and classification in the fair value hierarchy
Interest rate
contracts
Valuation –

Interest rate swap contracts

are valued by estimating

future interest cash flows

and discounting those

cash
flows using

a rate

that reflects the

appropriate funding rate

for the

position being

measured. The yield
curves used to estimate future index

levels and discount rates are generated using

market-standard yield
curve models using interest rates associated with

current market activity. The key inputs to the

models are
interest rate swap rates, forward rate agreement rates, short-term interest rate futures prices,

basis swap
spreads and inflation swap rates.
–

Interest rate option contracts

are valued using various

market-standard option models, using inputs that
include interest rate yield curves, inflation curves,

volatilities and correlations.
–

When the maturity

of an interest

rate swap or

option contract exceeds

the term for

which standard market
quotes are observable for

a significant input parameter,

the contracts are valued

by extrapolation from the
last observable point using standard assumptions

or by reference to another observable comparable

input
parameter to represent a suitable proxy for that

portion of the term.
Fair value hierarchy –

The majority of interest rate swaps are classified

as Level 2 as the standard market contracts

that form the
inputs for yield curve models are generally traded

in active and observable markets.
–

Options are generally

treated as Level

2 as the calibration

process enables

the model output

to be validated
to active-market

levels. Models

calibrated in

this way

are then

used to

revalue the

portfolio of

both standard
options and more exotic products.
–

Interest rate swap

or option contracts

are classified as

Level 3 when the

terms

exceed standard market-
observable quotes.
–

Exotic options for

which appropriate volatility

or correlation input

levels cannot be implied

from observable
market data are classified as Level 3.
Credit derivative
contracts
Valuation –

Credit derivative

contracts are

valued using

industry-standard models

based primarily

on

market credit
spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is not directly available, it may be derived from the price of

the reference cash bond.

–

Asset-backed credit

derivatives are

valued using

a valuation

technique similar

to that

of the

underlying
security with an adjustment to reflect

the funding differences between cash

and synthetic form.
Fair value hierarchy –

Single-entity and

portfolio

credit derivative

contracts are

classified as

Level 2

when credit

spreads and
recovery rates

are determined

from actively

traded observable

market data.

Where the

underlying reference
name(s) are not actively traded

and the correlation cannot be

directly mapped to actively traded tranche
instruments, these contracts are classified

as Level 3.

–

Asset-backed

credit

derivatives

follow

the

characteristics

of

the

underlying

security

and

are

therefore
distributed across Level 2 and Level 3.
Derivative product Valuation and classification in the fair value hierarchy
Foreign exchange
contracts
Valuation –

Open spot foreign exchange (FX)

contracts are valued using the FX spot rate

observed in the market.
–

Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources.
–

Over-the-counter (OTC)

FX option

contracts are

valued using

market-standard option valuation

models.
The models used for shorter-dated options (i.e., maturities of five years or less) tend

to be different than
those used for

longer-dated

options because

the models needed

for longer-dated

OTC FX contracts

require
additional consideration of interest rate and FX

rate interdependency.
–

The valuation for

multi-dimensional FX

options uses a

multi-local volatility model,

which is calibrated

to the
observed FX volatilities for all relevant FX pairs.
Fair value hierarchy –

The

markets

for

FX

spot

and

FX

forward

pricing

points

are

both

actively

traded

and

observable

and
therefore such FX contracts are generally classified

as Level 2.

–

A significant proportion of

OTC FX option contracts are

classified as Level 2 as

inputs are derived mostly
from standard market contracts traded in

active and observable markets.
–

OTC FX

option contracts

classified as

Level 3 include

multi-dimensional FX

options and

long-dated FX

exotic
option contracts where there is no active market

from which to derive volatility or correlation

inputs.
Equity / index
contracts
Valuation –

Equity forward

contracts have a

single stock

or index

underlying and are

valued using

market-standard
models. The key inputs to the models are

stock prices, estimated dividend rates and equity funding rates
(which are implied

from prices of

forward contracts

observed in the

market). Estimated cash

flows are then
discounted using market-standard discounted cash flow models using a rate that reflects the appropriate funding rate for

that portion

of the portfolio.

When no market

data is available

for the instrument

maturity,
they are

valued by

extrapolation of

available data,

use of

historical dividend

data, or

use of

data for

a
related equity.

–

Equity option contracts are valued

using market-standard models that

estimate the equity forward level

as
described

for

equity

forward

contracts

and

incorporate

inputs

for

stock

volatility

and

for

correlation
between

stocks

within

a

basket.

The

probability-weighted

expected

option

payoff

generated

is

then
discounted

using

market-standard

discounted

cash

flow

models

applying

a

rate

that

reflects

the
appropriate funding rate

for that portion of

the portfolio. When

volatility, forward or

correlation inputs are
not

available,

they

are

valued

using

extrapolation

of

available

data,

historical

dividend,

correlation

or
volatility data, or the equivalent data for

a related equity.
Fair value hierarchy –

As inputs are

derived mostly from standard

market contracts traded in

active and observable markets,

a
significant proportion of equity forward contracts

are classified as Level 2.

–

Equity option positions for which inputs are derived

from standard market contracts traded in active and
observable markets are also classified

as Level 2. Level 3 positions are those

for which volatility, forward or
correlation inputs are not observable.
Commodity
contracts
Valuation –

Commodity forward

and swap

contracts are

measured using

market-standard models

that use

market
forward levels on standard instruments.

–

Commodity

option

contracts

are

measured

using

market-standard

option

models

that

estimate

the
commodity forward level

as described for

commodity forward and

swap contracts, incorporating

inputs
for the volatility of the underlying

index or commodity. For commodity

options on baskets of commodities
or

bespoke

commodity

indices,

the

valuation

technique

also

incorporates

inputs

for

the

correlation
between different commodities or commodity

indices.
Fair value hierarchy –

Individual

commodity contracts

are

typically classified

as

Level 2,

because

active

forward and

volatility
market data is available.
d) Valuation adjustments and other items
The output of a valuation technique is always an estimate of a fair value that cannot be

measured with complete certainty. As a
result, valuations are adjusted, where appropriate and when such factors would be considered by market participants in estimating fair value, to reflect

close-out costs, credit exposure,

model-driven
valuation

uncertainty,

funding

costs

and

benefits,

trading
restrictions and other factors.

The table below summarizes the

valuation adjustment reserves
recognized on the balance sheet. Details about each category are provided further below.
Valuation adjustment reserves on the balance sheet
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20 31.12.19
Deferred day-1 profit or loss reserves 418 269 146
Own credit adjustments on financial liabilities designated at fair value (315) (381) (88)
CVAs, FVAs,

DVAs and other valuation adjustments
(1,004) (959) (706)
Deferred day-1 profit or loss reserves
For

new

transactions

where

the

valuation

technique

used

to
measure fair

value requires

significant inputs

that are

not based
on

observable

market

data,

the

financial

instrument

is

initially
recognized

at

the

transaction

price.

The

transaction

price

may
differ

from

the fair

value obtained

using a

valuation technique,
where any such difference is deferred and not initially recognized in the income statement.
Deferred

day-1

profit

or

loss

is generally

released

into
Other
net

income

from

financial

instruments

measured

at

fair

value
through profit or loss

when pricing of equivalent products or the
underlying

parameters

become
s
observable

or

when

the
transaction is closed out.
The

table

below

summarizes

the

changes

in

deferred

day-1
profit or loss reserves during the respective period.
Deferred day-1 profit or loss reserves
USD million 2021 2020 2019
Reserve balance at the beginning of the year 269 146 255
Profit / (loss) deferred on new transactions 459 362 171
(Profit) / loss recognized in the income statement (308) (238) (278)
Foreign currency translation (2) 0 (2)
Reserve balance at the end of the year 418 269 146
Own credit

Own

credit

risk

is

reflected

in

the

valuation

of

UBS’s

fair

value
option liabilities where

this component is considered relevant

for
valuation

purposes

by

UBS’s

counterparties

and

other

market
participants.
Changes in

the fair

value of

financial liabilities

designated at
fair

value

through

profit

or

loss

related

to

own

credit

are
recognized

in
Other

comprehensive

income

directly

within
Retained

earnings,
with

no

reclassification

to

the

income
statement in future periods.

This presentation does not

create or
increase an

accounting mismatch

in the income

statement, as

UBS
does not hedge changes in own credit
Own

credit

is

estimated

using

own

credit

adjustment

(OCA)
curves,

which

incorporate

observable

market

data,

including
market-observed

secondary

prices

for

UBS’s

debt,

UBS’s

credit
default swap spreads

and debt curves

of peers. In

the table below,
the

change

in

unrealized

own credit

consists of

changes

in

fair
value that are attributable

to the change in

UBS’s credit spreads,
as well

as the

effect of

changes in

fair values

attributable to

factors
other than credit spreads, such as redemptions, effects from time decay

and changes

in

interest and

other market

rates.

Realized
own credit is recognized

when an instrument with

an associated
unrealized OCA

is repurchased

prior to

the contractual

maturity
date.

Life-to-date

amounts

reflect

the

cumulative

unrealized
change since initial recognition.
›
Refer to Note 16 for more information about

debt issued
designated at fair value
Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Recognized during the period:
Realized gain / (loss)

(14) 2 8
Unrealized gain / (loss)

60 (295) (408)
Total gain / (loss), before tax 46 (293) (400)
As of

USD million 31.12.21 31.12.20 31.12.19
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(315) (381) (88)
Credit valuation adjustments
In order to measure

the fair value of

OTC derivative instruments,
including

funded

derivative

instruments

that

are

classified

as
Financial assets at

fair value

not held for

trading,

CVAs are needed
to

reflect

the

credit

risk

of

the

counterparty

inherent

in

these
instruments. This

amount represents

the estimated

fair value

of
protection required

to hedge the counterparty credit

risk of such
instruments.

A

CVA

is

determined

for

each

counterparty,
considering

all

exposures

with

that

counterparty,

and

is
dependent

on

the

expected

future

value

of

exposures,

default
probabilities

and

recovery

rates,

applicable

collateral

or

netting
arrangements,

break

clauses,

funding

spreads

and

other
contractual factors.

Funding valuation adjustments
FVAs

reflect

the

costs

and

benefits

of

funding

associated

with
uncollateralized and

partially collateralized

derivative receivables
and

payables

and

are

calculated

as

the

valuation

effect

from
moving

the

discounting

of

the

uncollateralized

derivative

cash
flows from the ARR to OCA using the CVA framework, including the probability of counterparty default.

An FVA is

also applied to
collateralized derivative

assets in

cases where the

collateral cannot
be sold or repledged.
Debit valuation adjustments
A DVA

is estimated to incorporate own

credit in the valuation of
derivatives

where

an

FVA

is

not

already

recognized.

The

DVA
calculation

is

effectively

consistent

with

the

CVA

framework,
being

determined

for

each

counterparty,

considering

all
exposures

with

that

counterparty

and

taking

into

account
collateral

netting

agreements,

expected

future

mark-to-market
movements and UBS’s credit default spreads.
Other valuation adjustments
Instruments that are measured as part of a portfolio of combined long and short

positions are valued at

mid-market levels to

ensure
consistent

valuation

of

the

long-

and

short-component

risks.

A
liquidity valuation adjustment is

then made to the

overall net long
or

short

exposure

to

move

the

fair

value

to

bid

or

offer

as
appropriate, reflecting current levels of market liquidity.

The bid–
offer spreads used in

the calculation of this valuation adjustment
are obtained from market transactions

and other relevant sources
and are updated periodically.
Uncertainties

associated

with

the

use

of

model-based
valuations

are

incorporated

into

the

measurement

of

fair

value
through

the

use

of

model

reserves.

These

reserves

reflect

the
amounts that UBS estimates should be deducted from

valuations
produced

directly

by

models

to

incorporate

uncertainties

in

the
relevant modeling

assumptions, in

the model

and market

inputs
used,

or

in

the

calibration

of

the

model

output

to

adjust

for
known

model

deficiencies.

In

arriving

at

these

estimates,

UBS
considers a

range of

market practices,

including how

it believes
market

participants

would

assess

these

uncertainties.

Model
reserves are

reassessed periodically

in light

of data

from market
transactions,

consensus

pricing

services

and

other

relevant
sources.
Other items
In the first

half of

2021, UBS

AG incurred

a loss

of USD
861

million
as a

result of

closing out

a significant

portfolio of

swaps with

a
US-based

client

of

its

prime

brokerage

business

and

the
unwinding of

related hedges,

following the

client’s default.

This
loss

is

presented

within
Other

net

income

from

financial
instruments measured at fair value through profit or loss
.
Valuation adjustments on financial instruments
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20
Credit valuation adjustments
1
(44) (66)
Funding valuation adjustments (49) (73)
Debit valuation adjustments 2 0
Other valuation adjustments (913) (820)
of which: liquidity (341) (340)
of which: model uncertainty (571) (479)
1 Amounts do not include reserves against defaulted counterparties.
e) Transfers between Level 1 and Level 2
Assets and liabilities transferred

from Level 2 to

Level 1 during 2021

were not material. Assets and

liabilities transferred from Level 1
to Level 2 during 2021 were also not material.
f) Level 3 instruments: valuation techniques and inputs
The

table

below

presents

material

Level 3

assets

and

liabilities,
together

with

the

valuation

techniques

used

to

measure

fair
value,

the

inputs

used

in

a

given

valuation

technique

that

are
considered significant as

of 31 December

2021 and

unobservable,
and a range of values for those unobservable inputs.

The

range

of

values

represents

the

highest-

and lowest-level
inputs

used in

the valuation

techniques. Therefore,

the range

does
not reflect the level of

uncertainty regarding a particular input or
an

assessment

of

the

reasonableness

of

UBS’s

estimates

and
assumptions, but rather the different underlying

characteristics of
the

relevant

assets

and

liabilities

held

by

UBS.

The

ranges

will
therefore vary from period to period and parameter to parameter based on characteristics

of the instruments

held at each

balance
sheet date. Furthermore,

the ranges of unobservable

inputs may
differ across other financial institutions,

reflecting the diversity of
the products in each firm’s inventory.
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.21 31.12.20
USD billion 31.12.21 31.12.20 31.12.21 31.12.20 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 0.9 1.2 0.0 0.0
Relative value to
market comparable Bond price equivalent 16 143 98 1 143 100 points
Discounted expected
cash flows Discount margin 434 434 268 268
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.8 2.4 0.0 0.0
Relative value to
market comparable Loan price equivalent 0 101 99 0 101 99 points
Discounted expected
cash flows Credit spread 175 800 436 190 800 398
basis
points
Market comparable
and securitization
model Credit spread 28 1,544 241 40 1,858 333
basis
points
Auction rate securities 1.6 1.5
Discounted expected
cash flows Credit spread 115 197 153 100 188 140
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.8 0.7 0.1 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
4
11.9 9.6
Other financial liabilities
designated at fair value 3.2 2.1
Discounted expected
cash flows Funding spread 24 175 42 175
basis
points
Derivative financial instruments
Interest rate contracts 0.5 0.5 0.3 0.5 Option model
Volatility of interest
rates 65 81 29 69
basis
points
Credit derivative contracts 0.2 0.3 0.3 0.5
Discounted expected
cash flows
Credit spreads

1 583 1 489
basis
points
Bond price equivalent 2 136 0 100 points
Equity / index contracts 0.4 0.9 1.5 2.3 Option model Equity dividend yields 0 11 0 13%
Volatility of equity
stocks, equity and
other indices 4 98 4 100%
Equity-to-FX
correlation (29) 76 (34) 65%
Equity-to-equity
correlation (25) 100 (16) 100%
1 The ranges of significant

unobservable inputs are represented in

points, percentages and basis

points. Points are a

percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are

provided
for most non-derivative financial

instruments and were calculated

by weighting inputs based on

the fair values of the

respective instruments. Weighted

averages are not provided

for inputs related to Other

financial
liabilities designated at

fair value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The

range of

inputs is not

disclosed, as there

is a dispersion

of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks,

rates-linked and credit-
linked notes, all of which have embedded derivative parameters that are considered to be unobservable.

The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.
Significant unobservable inputs in Level 3 positions
This section discusses the significant unobservable inputs

used in the valuation of Level 3

instruments and assesses the potential effect
that a change in each

unobservable input in isolation

may have on a

fair value measurement. Relationships

between observable and
unobservable inputs have not been included in the summary below.

Input Description
Bond price equivalent
–

Where market

prices are

not available

for a

bond, fair

value is

measured by comparison

with observable

pricing data

from
similar instruments. Factors considered when

selecting comparable instruments include credit

quality, maturity and industry of
the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield
(either as an outright yield or as a spread to

the relevant benchmark rate).

–

For corporate and municipal bonds,

the range represents the range

of prices from reference issuances

used in determining fair
value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or par

relate

to

inflation-linked

or

structured

issuances

that

pay

a

coupon

in

excess

of

the

market

benchmark

as

of

the
measurement date.
–

For credit derivatives, the bond price range

represents the range of prices used for

reference instruments, which are typically
converted to an equivalent yield or credit

spread as part of the valuation process.
Loan price equivalent
–

Where market prices are not available

for a traded loan, fair value is measured

by comparison with observable

pricing data for
similar instruments.

Factors considered

when selecting

comparable instruments include

industry segment, collateral

quality,
maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an
instrument price

into a yield.

The range represents

the range

of prices

derived from

reference issuances

of a similar

credit quality
used to

measure fair

value for

loans classified

as Level 3.

Loans priced

at 0

are distressed

to the

point that

no recovery

is
expected, while a current price of 100 represents

a loan that is expected to be repaid in full.
Credit spread
–

Valuation models for many credit derivatives

require an input for the credit

spread, which is a reflection of the

credit quality of
the associated referenced

underlying. The credit

spread of a

particular security is

quoted in relation

to the yield

on a benchmark
security or reference rate, typically either US Treasury or ARR,

and is generally expressed in terms of basis points. An increase

/
(decrease) in credit

spread will increase

/ (decrease) the

value of credit

protection offered by

credit default swaps

and other
credit derivative

products. The

income statement

effect from

such changes

depends on

the nature

and direction

of the

positions
held. Credit spreads may

be negative where the asset

is more creditworthy than the

benchmark against which the spread

is
calculated. A

wider credit spread

represents decreasing creditworthiness. The

range represents a

diverse set

of underlyings,
with the lower

end of the

range representing

credits of the

highest quality

and the upper

end of the

range representing

greater
levels of credit risk.
Discount margin
–

The discount margin (DM) spread represents the

discount rates applied to present value

cash flows of an asset

to reflect the
market return required for uncertainty in the

estimated cash flows. DM spreads are

a rate or rates applied on top of a floating
index (e.g., Secured Overnight Financing

Rate (SOFR)) to discount expected

cash flows. Generally, a decrease

/ (increase) in the
DM in isolation would result in a higher / (lower)

fair value.
–

The high end

of the

range relates

to securities

that are priced

low within

the market

relative to the

expected cash

flow schedule.
This indicates

that the

market is

pricing an

increased risk

of credit

loss into

the security

that is

greater than

what is

being
captured by the

expected cash

flow generation process.

The low e

nds of

the ranges are

typical of funding

rates on

better-
quality instruments.
Funding spread
–

Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but

provide an
estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points,

and if funding spreads widen, this increases the

effect of discounting.

–

A small proportion of structured

debt instruments and non-structured

fixed-rate bonds within financial

liabilities designated at
fair value had an exposure to funding spreads that

was longer in duration than the actively traded

market.
Volatility
–

Volatility measures the variability of future prices

for a particular instrument and is generally

expressed as a percentage, where
a higher number reflects a more volatile instrument, for which future price movements are more likely to occur. Volatility is a
key input

into option

models, where it

is used

to derive

a probability-based

distribution of

future prices

for the

underlying
instrument. The effect

of volatility on

individual positions within

the portfolio is

driven primarily by

whether the option

contract
is a

long or

short position.

In most

cases, the

fair value

of an

option increases

as a

result of

an increase

in volatility

and is
reduced by

a decrease

in volatility.

Generally,

volatility used

in the

measurement of fair

value is

derived from

active-market
option prices

(referred to

as implied

volatility). A

key feature

of implied

volatility is

the volatility

“smile” or

“skew,” which
represents the effect of pricing options of

different option strikes at different implied volatility

levels.
–

Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities.
Input Description
Correlation
–

Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between

–100% and

+100%, where

+100% represents

perfectly correlated

variables (meaning

a movement

of one

variable is

associated
with a

movement of the

other variable in

the same direction)

and –100% implies

that the variables

are inversely correlated
(meaning a movement

of one variable

is associated with

a movement of

the other variable

in the opposite

direction). The

effect
of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within

such instruments.
–

Equity-to-FX correlation is important for equity options based on a currency other than the

currency of the underlying stock.
Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities
in the projected payoff.
Equity dividend yields
–

The derivation of

a forward price

for an individual

stock or index

is important for

measuring fair value

for forward or

swap
contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the
forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the
relevant funding rates applicable

to the stock in question.

Dividend yields are generally expressed

as an annualized percentage
of the share price,

with the lowest limit

of 0% representing

a stock that is

not expected to pay

any dividend. The

dividend yield
and timing represent the

most significant parameter in determining

fair value for instruments

that are sensitive to

an equity
forward price.
g) Level 3 instruments: sensitivity to changes in unobservable input assumptions
The table

below summarizes

those financial

assets and

liabilities
classified

as

Level 3

for

which

a

change

in

one

or

more

of

the
unobservable inputs

to reflect

reasonably possible

favorable and
unfavorable

alternative

assumptions

would

change

fair

value
significantly,

and

the estimated

effect

thereof.

The

table

below
does

not

represent

the

estimated

effect

of

stress

scenarios.
Interdependencies between Level 1, 2 and 3

parameters have not
been

incorporated

in

the

table.

Furthermore,

direct

inter-
relationships between the

Level 3 parameters discussed

below are
not a significant element of the valuation uncertainty.
Sensitivity

data

is

estimated

using

a

number

of

techniques,
including

the

estimation

of

price

dispersion

among

different
market

participants,

variation

in

modeling

approaches

and
reasonably possible

changes to assumptions

used within the

fair
value measurement process. The sensitivity ranges are not always symmetrical

around

the

fair

values,

as

the

inputs

used

in
valuations are not always precisely in

the middle of the favorable
and unfavorable range.
Sensitivity data

is determined

at a

product or

parameter level
and

then

aggregated

assuming

no

diversification

benefit.
Diversification

would

incorporate

estimated

correlations

across
different sensitivity results and, as such, would result in an overall sensitivity

that

would

be

less

than

the

sum

of

the

individual
component

sensitivities.

However,

UBS

believes

that

the
diversification benefit is not significant to this analysis.
Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.21 31.12.20
USD million
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans designated at fair value, loan commitments and guarantees 19 (13) 29 (28)
Securities financing transactions 41 (53) 40 (52)
Auction rate securities 66
2
(66)
2
105 (105)
Asset-backed securities 20 (20) 41 (41)
Equity instruments 173 (146) 129 (96)
Interest rate derivative contracts, net 29 (19) 11 (16)
Credit derivative contracts, net 5 (8) 10 (14)
Foreign exchange derivative contracts, net 19 (11) 20 (15)
Equity / index derivative contracts, net 368 (335) 318 (294)
Other 50 (73) 91 (107)
Total 790 (744) 794 (768)
1 Sensitivity of issued and

over-the-counter debt instruments

is reported with the equivalent

derivative or securities financing

instrument.

2 Includes refinements applied in estimating

valuation uncertainty across
various parameters and a change in assumptions regarding the underlying statistical distribution.
h) Level 3 instruments: movements during the period
The

table below

presents

additional

information about

material
movements in Level 3 assets and

liabilities measured at fair

value
on a recurring basis, excluding any related hedging activity.
Assets

and

liabilities

transferred

into

or

out

of

Level 3

are
presented as

if those

assets or

liabilities had

been transferred

at
the beginning of the year.
Movements of Level 3 instruments
Total gains / losses
included in
comprehensive income
USD billion
Balance

as of
31 December
2019
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign
currency
translation
Balance

as of

31 December
2020
Financial assets at fair value held for
trading 1.8 (0.1) (0.1) 0.8 (1.4) 1.0 0.0 0.3 0.0 0.0 2.3
of which:
Investment fund units
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Corporate and municipal bonds 0.5 0.0 0.0 0.7 (0.5) 0.0 0.0 0.1 0.0 0.0 0.8
Loans 0.8 0.0 (0.1) 0.0 (0.7) 1.0 0.0 0.1 0.0 0.0 1.1
Other 0.4 0.0 0.0 0.1 (0.3) 0.0 0.0 0.2 0.0 0.0 0.4
Derivative financial instruments –
assets 1.3 0.3 0.4 0.0 0.0 0.7 (0.5) 0.1 (0.2) 0.1 1.8
of which:
Interest rate contracts 0.3 0.2 0.2 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.5
Equity / index contracts 0.6 0.1 0.1 0.0 0.0 0.6 (0.3) 0.0 (0.1) 0.0 0.9
Credit derivative contracts 0.4 0.0 0.0 0.0 0.0 0.1 (0.2) 0.1 0.0 0.0 0.3
Other 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Financial assets at fair value not held
for trading 4.0 0.0 0.1 0.8 (0.9) 0.0 0.0 0.1 0.0 0.0 3.9
of which:
Loans
1.2 0.0 0.0 0.3 (0.7) 0.0 0.0 0.0 0.0 0.0 0.9
Auction rate securities
1.5 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.5
Equity instruments
0.5 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.5
Other 0.7 0.0 0.0 0.4 (0.2) 0.0 0.0 0.0 0.0 0.0 1.0
Derivative financial instruments –
liabilities 2.0 1.3 1.2 0.0 0.0 1.2 (0.9) 0.4 (0.6) 0.1 3.5
of which:
Interest rate contracts 0.1 0.3 0.3 0.0 0.0 0.3 (0.2) 0.2 (0.2) 0.0 0.5
Equity / index contracts 1.3 1.0 0.8 0.0 0.0 0.8 (0.6) 0.1 (0.2) 0.0 2.3
Credit derivative contracts 0.5 0.0 0.0 0.0 0.0 0.1 (0.1) 0.1 (0.2) 0.0 0.5
Other 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.1
Debt issued designated at fair value 9.6 0.0 (0.2) 0.0 0.0 6.6 (5.6) 0.5 (1.7) 0.2 9.6
Other financial liabilities designated
at fair value 1.0 0.2 0.2 0.0 0.0 1.4 (0.6) 0.0 0.0 0.0 2.1
1 Net gains / losses

included in comprehensive income

are composed of Net interest

income, Other net

income from financial instruments

measured at fair value

through profit or loss

and Other income.

2 Total
Level 3 assets as of 31 December 2021 were USD 7.6

billion (31 December 2020: USD
8.3

billion). Total Level 3 liabilities as of 31 December 2021 were USD
17.4

billion (31 December 2020: USD
15.2

billion).
i) Maximum exposure to credit risk for financial instruments measured at fair value
The tables below provide

UBS AG’s maximum exposure

to credit
risk

for

financial

instruments

measured

at

fair

value

and

the
respective

collateral

and

other

credit

enhancements

mitigating
credit risk for these classes of financial instruments.

The

maximum

exposure

to

credit

risk

includes

the

carrying
amounts of financial

instruments recognized on

the balance sheet
subject

to

credit

risk

and

the

notional

amounts

for

off-balance
sheet arrangements.

Where information

is available,

collateral is
presented at fair value.

For other collateral, such as

real estate, a
reasonable alternative

value is

used. Credit

enhancements, such
as credit derivative contracts

and guarantees, are included

at their
notional amounts. Both are capped at the maximum

exposure to
credit risk for which

they serve as

security. The “Risk management
and control” section of this

report describes management’s view
of credit risk and

the related exposures,

which can differ

in certain
respects from the requirements of IFRS.
Maximum exposure to credit risk

31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.6

22.6
Derivative financial instruments
4,5
118.1 4.2 103.2

10.7
Brokerage receivables 21.8 0.0 21.6

0.2
Financial assets at fair value not

held for trading – debt instruments
6
37.0 0.0 11.2

25.7
Total financial assets measured at fair value
199.5 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.2
Guarantees
7
0.2

0.0

0.2 0.0
31.12.20
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
24.7

24.7
Derivative financial instruments
4,5
159.6 6.0 138.4

15.2
Brokerage receivables 24.7 24.4

0.3
Financial assets at fair value not

held for trading – debt instruments
6
58.2 0.0 13.2

45.0
Total financial assets measured at fair value 267.2 0.0 43.6 0.0 0.0 138.4 0.0 0.0 85.2
Guarantees
7
0.5

0.1

0.3 0.0
1 The maximum exposure to loss is generally equal to the carrying amount and subject to change over time with market movements.

2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered.

3 Does not include investment fund units.

4 Includes USD
0

million (31 December 2020: USD
0

million) fair values of loan
commitments and forward starting reverse repurchase

agreements classified as derivatives. The

full contractual committed amount of forward

starting reverse repurchase agreements (generally highly

collateralized)
of USD 27.8

billion (31 December 2020: USD
21.9

billion) and derivative loan commitments (generally unsecured) of USD
8.2

billion, of which USD
0.8

billion has been sub-participated (31 December 2020: USD
9.4
billion, of which USD 0.8

billion had been sub-participated), is presented in Note 10

under notional amounts.

5 The amount shown in the “Netting” column represents

the netting potential not recognized on the
balance sheet. Refer to Note 22

for more information.

6 Financial assets at fair value

not held for trading collateralized

by securities consisted of structured loans

and reverse repurchase and securities borrowing
agreements.

7 The amount shown in the “Guarantees” column largely relates to sub-participations.
j) Financial instruments not measured at fair value
The table below provides the estimated fair values of financial instruments not measured at fair value.
Financial instruments not measured at fair value
31.12.21 31.12.20
Carrying
amount Fair value
Carrying
amount Fair value
USD billion Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
2
Cash and balances at central banks 192.8 192.7 0.1 0.0 0.0 192.8 158.2 158.1 0.1 0.0 0.0 158.2
Loans and advances to banks 15.4 14.6 0.0 0.7 0.0 15.3 15.3 14.6 0.0 0.6 0.1 15.3
Receivables from securities financing
transactions 75.0 71.6 0.0 1.3 2.1 75.0 74.2 64.9 0.0 7.6 1.7 74.2
Cash collateral receivables on derivative
instruments 30.5 30.5 0.0 0.0 0.0 30.5 32.7 32.7 0.0 0.0 0.0 32.7
Loans and advances to customers 398.7 163.7 0.0 43.8 190.4 397.9 381.0 173.1 0.0 34.2 174.9 382.3
Other financial assets measured at amortized
cost 26.2 4.1 9.3 10.7 2.4 26.5 27.2 5.4 9.4 10.9 2.3 28.0
Liabilities
2
Amounts due to banks 13.1 9.1 0.0 4.0 0.0 13.1 11.0 8.5 0.0 2.6 0.0 11.1
Payables from securities financing
transactions 5.5 4.1 0.0 1.5 0.0 5.5 6.3 6.0 0.0 0.2 0.0 6.3
Cash collateral payables on derivative
instruments 31.8 31.8 0.0 0.0 0.0 31.8 37.3 37.3 0.0 0.0 0.0 37.3
Customer deposits 544.8 537.6 0.0 7.3 0.0 544.8 527.9 521.8 0.0 6.2 0.0 528.0
Funding from UBS Group AG
57.3 2.8 0.0 56.0 0.0 58.8 54.0 0.0 0.0 55.6 0.0 55.6
Debt issued measured at amortized cost 82.4 13.0 0.0 69.8 0.0 82.8 85.4 16.4 0.0 70.0 0.0 86.3
Other financial liabilities measured at
amortized cost
3
6.3 6.3 0.0 0.0 0.0 6.3 6.6 6.6 0.0 0.0 0.1 6.7
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’

short-term nature (instruments that are receivable or payable on demand, or
with a remaining maturity (excluding

the effects of callable

features) of three months or

less).

2 As of 31 December 2021,

USD
0

billion (31 December 2020: USD
0

billion) of Cash and balances

at central banks,
USD 0

billion (31 December 2020: USD
0

billion) of Loans and advances to banks, USD
1

billion (31 December 2020: USD
1

billion) of Receivables from securities financing transactions, USD
175

billion (31 December
2020: USD 163

billion) of Loans and advances to customers, USD
19

billion (31 December 2020: USD
20

billion) of Other financial assets measured at amortized cost, USD
1

billion (31 December 2020: USD
0

billion)
of Amounts due to banks,

USD
4

billion (31 December 2020:

USD
3

billion) of Customer deposits,

USD
53

billion (31 December 2020: USD
49

billion) of Funding from

UBS Group AG,

USD
31

billion (31 December
2020: USD 31

billion) of Debt issued measured at amortized cost and USD
3

billion (31 December 2020: USD
3

billion) of Other financial liabilities measured at amortized cost were expected to be recovered or settled after 12 months.

3 Excludes lease liabilities.
The fair

values included in

the table

above have been

calculated
for

disclosure

purposes

only.

The

valuation

techniques

and
assumptions described below relate only

to the fair value

of UBS’s
financial instruments

not measured at

fair value.

Other institutions
may

use different

methods and

assumptions for

their

fair value
estimations,

and

therefore

such

fair

value

disclosures

cannot
necessarily be compared from

one financial institution

to another.
The following principles

were applied when

determining fair

value
estimates for financial instruments not measured at fair value:
–

For

financial

instruments

with

remaining

maturities

greater
than three months, the

fair value was

determined from quoted
market prices, if available.
Where quoted market prices were

not available, the fair values
were

estimated

by

discounting

contractual

cash

flows

using
current

market

interest

rates

or

appropriate

yield

curves

for
instruments

with

similar

credit

risk

and

maturity.

These
estimates generally include

adjustments for counterparty

credit
risk or UBS’s own credit.
–

For short-term financial instruments with remaining maturities of three

months or less,

the carrying amount,

which is net

of
credit

loss

allowances,

is

generally

considered

a

reasonable
estimate of fair value.